UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
31 December 2021
Nuveen Equity Funds
Fund Name	Class A	Class C	Class R6	Class I
Nuveen Global Equity Income Fund (formerly Nuveen NWQ Global Equity Income Fund)	NQGAX	NQGCX	—	NQGIX
Nuveen International Value Fund (formerly Nuveen NWQ International Value Fund)	NAIGX	NCIGX	—	NGRRX
Nuveen Multi-Cap Value Fund (formerly Nuveen NWQ Multi-Cap Value Fund)	NQVAX	NQVCX	—	NQVRX
Nuveen Large-Cap Value Fund (formerly Nuveen NWQ Large-Cap Value Fund)	NQCAX	NQCCX	—	NQCRX
Nuveen Small/Mid-Cap Value Fund (formerly Nuveen NWQ Small/Mid-Cap Value Fund)	NSMAX	NSMCX	NWQFX	NSMRX
Nuveen Small-Cap Value Opportunities Fund (formerly Nuveen NWQ Small-Cap Value Fund)	NSCAX	NSCCX	NSCFX	NSCRX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Fundselectronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual Report

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Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
We have seen a nearly full recovery in the economy and began to approach more normalcy in our daily lives, enabled by unprecedented help from governments and central banks and the development of effective COVID-19 vaccines and therapies.
As crisis-related monetary and fiscal supports are phasing out, global economic growth is expected to moderate from post-pandemic peak growth toward a more sustainable pace of expansion. In the U.S., the rapid rebound in the economy has pushed consumer prices higher, and ongoing supply chain disruptions have kept the inflation rate elevated for longer than expected. With the economy and employment on strong footing, the Federal Reserve is ending its pandemic bond buying program and will begin raising short-term interest rates in 2022 to help keep inflation in check. The Fed now faces the challenge of counteracting inflation pressures without stifling economic growth, which the markets will be watching closely. On the fiscal side, government spending will be lower from here, but the U.S. will begin funding projects with the $1.2 trillion Infrastructure Investment and Jobs Act enacted on November 15, 2021, and Europe, Japan and China are also expected to roll out fiscal support in 2022.
Inflation levels, the timing of monetary policy normalization and the global economy’s response to tighter financial conditions will be a key focus in the markets. We anticipate periodic volatility as markets digest incoming data on these impacts, as well as COVID-19 headlines, as there is still uncertainty about the course of the pandemic. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
To learn more about how your portfolio can take advantage of new opportunities arising from the normalizing global economy, we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
February 22, 2022

Important Notices
For Shareholders of
Nuveen Global Equity Income Fund
Nuveen International Value Fund
Nuveen Multi-Cap Value Fund
Nuveen Large-Cap Value Fund
Nuveen Small/Mid-Cap Value Fund
Nuveen Small-Cap Value Opportunities Fund
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s June 30, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.
Sub-Adviser and Fund Name Changes
During August 2021, the Funds’ Board of Trustees approved sub-advisory agreements, effective on December 31, 2021, between Nuveen Fund Advisors, LLC (“NFAL”), the Funds’ investment adviser, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM replaced NWQ Investment Management Company, LLC (“NWQ”) as each Fund’s sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen, LLC. In connection therewith, the Funds’ Board of Trustees also approved the following name change for each Fund, effective October 29, 2021:
•	Nuveen NWQ Global Equity Income Fund to Nuveen Global Equity Income Fund
•	Nuveen NWQ International Value Fund to Nuveen International Value Fund
•	Nuveen NWQ Multi-Cap Value Fund to Nuveen Multi Cap Value Fund
•	Nuveen NWQ Large-Cap Value Fund to Nuveen Large Cap Value Fund
•	Nuveen NWQ Small/Mid-Cap Value Fund to Nuveen Small/Mid Cap Value Fund
•	Nuveen NWQ Small-Cap Value Fund to Nuveen Small Cap Value Opportunities Fund
The Funds’ portfolio management teams and investment strategies were not affected by these changes.
For additional information regarding these changes, please consult the Funds' prospectus dated October 29, 2021.

Risk Considerations
Nuveen Global Equity Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen International Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Multi-Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Large-Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, large cap stock, and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Small/Mid-Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Small-Cap Value Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the Fund’s prospectus.

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.

Fund Performance and Expense Ratios (continued)
Nuveen Global Equity Income Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of December 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	9/15/09	4.64%	22.31%	9.16%	9.32%	1.26%	1.11%
Class A Shares at maximum Offering Price	9/15/09	(1.37)%	15.27%	7.88%	8.68%	—	—
MSCI World Value Index (Net)[1]	—	6.29%	21.94%	8.92%	9.53%	—	—
Lipper Global Equity Income Funds Classification Average	—	5.08%	16.79%	9.40%	8.41%	—	—
Class C Shares	9/15/09	4.26%	21.36%	8.35%	8.67%	2.01%	1.86%
Class I Shares	9/15/09	4.74%	22.56%	9.43%	9.59%	1.01%	0.86%
*       Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
**     The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.90% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
1    For purposes of Fund performance, relative results are measured against this benchmark/index.

Nuveen International Value Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of December 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	12/20/99	(0.44)%	12.09%	6.20%	4.84%	1.28%	1.15%
Class A Shares at maximum Offering Price	12/20/99	(6.16)%	5.66%	4.95%	4.22%	—	—
MSCI EAFE Index (Net)[1]	—	2.24%	11.26%	9.55%	8.03%	—	—
Lipper International Multi-Cap Value Funds Classification Average	—	(0.23)%	11.65%	6.51%	6.37%	—	—
Class C Shares	12/20/99	(0.82)%	11.24%	5.40%	4.21%	2.03%	1.90%
Class I Shares	12/20/99	(0.31)%	12.35%	6.47%	5.10%	1.03%	0.90%
*       Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
**     The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
1    For purposes of Fund performance, relative results are measured against this benchmark/index.

Fund Performance and Expense Ratios (continued)
Nuveen Multi-Cap Value Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of December 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	12/9/02	1.69%	28.22%	10.88%	10.34%	1.29%	1.15%
Class A Shares at maximum Offering Price	12/9/02	(4.16)%	20.84%	9.58%	9.69%	—	—
Russell 3000® Value Index[1]	—	6.54%	25.37%	11.00%	12.89%	—	—
Lipper Multi-Cap Value Funds Classification Average	—	6.27%	26.22%	11.31%	12.26%	—	—
Class C Shares	12/9/02	1.33%	27.27%	10.05%	9.67%	2.04%	1.90%
Class I Shares	11/4/97	1.83%	28.56%	11.17%	10.62%	1.04%	0.90%
*       Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
**     The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
1    For purposes of Fund performance, relative results are measured against this benchmark/index.

Nuveen Large-Cap Value Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of December 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	12/15/06	4.92%	25.08%	9.37%	9.61%	1.76%	1.00%
Class A Shares at maximum Offering Price	12/15/06	(1.20)%	17.83%	8.09%	8.96%	—	—
Russell 1000® Value Index[1]	—	6.93%	25.16%	11.16%	12.97%	—	—
Lipper Multi-Cap Value Funds Classification Average	—	6.27%	26.22%	11.31%	12.26%	—	—
Class C Shares	12/15/06	4.63%	24.14%	8.53%	8.97%	2.51%	1.75%
Class I Shares	12/15/06	4.90%	25.21%	9.60%	9.87%	1.51%	0.75%
*       Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
**     The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through July 31, 2023 or 1.35% after July 31, 2023 of the average daily net assets of any class of Fund shares. This expense limitation expiring on July 31, 2023 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
1    For purposes of Fund performance, relative results are measured against this benchmark/index.

Fund Performance and Expense Ratios (continued)
Nuveen Small/Mid-Cap Value Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of December 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	12/15/06	5.36%	33.54%	9.42%	10.31%	1.64%	1.31%
Class A Shares at maximum Offering Price	12/15/06	(0.70)%	25.85%	8.13%	9.65%	—	—
Russell 2500® Value Index[1]	—	4.16%	27.78%	9.88%	12.43%	—	—
Lipper Small-Cap Core Funds Classification Average	—	3.53%	25.09%	10.65%	12.24%	—	—
Class C Shares	12/15/06	4.99%	32.59%	8.61%	9.65%	2.39%	2.06%
Class I Shares	12/15/06	5.50%	33.90%	9.70%	10.59%	1.39%	1.06%

	Total Returns as of December 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class R6 Shares	6/30/16	5.62%	34.15%	9.87%	12.29%	1.28%	0.95%
*       Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
**     The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% through July 31, 2023 or 1.45% after July 31, 2023 of the average daily net assets of any class of Fund shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation expiring July 31, 2023 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
1    For purposes of Fund performance, relative results are measured against this benchmark/index.

Nuveen Small-Cap Value Opportunities Fund
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of December 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	12/8/04	0.07%	26.43%	7.38%	11.42%	1.37%	1.20%
Class A Shares at maximum Offering Price	12/8/04	(5.69)%	19.16%	6.12%	10.76%	—	—
Russell 2000® Value Index[1]	—	1.24%	28.27%	9.07%	12.03%	—	—
Lipper Small-Cap Core Funds Classification Average	—	3.53%	25.09%	10.65%	12.24%	—	—
Class C Shares	12/8/04	(0.29)%	25.47%	6.58%	10.75%	2.12%	1.95%
Class I Shares	12/8/04	0.20%	26.73%	7.65%	11.69%	1.11%	0.95%

	Total Returns as of December 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class R6 Shares	2/15/13	0.29%	26.85%	7.84%	10.46%	0.95%	0.79%
*       Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
**     The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% through July 31, 2023 or 1.50% after July 31, 2023 of the average daily net assets of any class of Fund shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation expiring July 31, 2023 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
1    For purposes of Fund performance, relative results are measured against this benchmark/index.

Holding Summaries    as of December 31, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Nuveen Global Equity Income Fund
Fund Allocation (% of net assets)
Common Stocks	93.6%
Convertible Preferred Securities	5.2%
Other Assets Less Liabilities	1.2%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
Deutsche Post AG	3.0%
Siemens AG	3.0%
Anthem Inc	2.7%
AbbVie Inc	2.7%
Cisco Systems Inc	2.6%
Portfolio Composition (% of net assets)
Banks	12.6%
Semiconductors & Semiconductor Equipment	5.8%
Chemicals	5.5%
Oil, Gas & Consumable Fuels	4.7%
Insurance	4.6%
Health Care Providers & Services	4.2%
Software	4.2%
Pharmaceuticals	3.8%
Specialty Retail	3.7%
Media	3.3%
Air Freight & Logistics	3.1%
Aerospace & Defense	3.0%
Industrial Conglomerates	3.0%
Multi-Utilities	2.7%
Biotechnology	2.7%
Communications Equipment	2.6%
Capital Markets	2.4%
Food & Staples Retailing	2.1%
Entertainment	1.8%
IT Services	1.7%
Automobiles	1.7%
Other [1]	19.6%
Other Assets Less Liabilities	1.2%
Net Assets	100%
Country Allocation[2] (% of net assets)
United States	50.1%
Germany	10.5%
Japan	5.9%
United Kingdom	5.0%
France	4.8%
South Korea	4.0%
Finland	2.2%
China	2.1%
Taiwan	1.8%
Sweden	1.6%
Other	10.8%
Other Assets Less Liabilities	1.2%
Net Assets	100%
1	See the Portfolio of Investments for the remaining industries comprising "Other" and not listed in the Portfolio Composition above.
2	Includes 7.9% (as a percentage of net assets) in emerging market countries.

Nuveen International Value Fund
Fund Allocation (% of net assets)
Common Stocks	99.9%
Other Assets Less Liabilities	0.7%
Net Assets Plus Borrowings	100.6%
Borrowings	(0.6)%
Net Assets	100%

Top Five Common Stock Holdings (% of net assets)
ING Groep NV	3.7%
Siemens AG	3.7%
Deutsche Post AG	3.0%
Publicis Groupe SA	3.0%
Taylor Wimpey PLC	2.6%
Portfolio Composition (% of net assets)
Banks	10.2%
Insurance	8.0%
Pharmaceuticals	7.0%
Industrial Conglomerates	5.0%
Semiconductors & Semiconductor Equipment	5.0%
Food & Staples Retailing	4.3%
Household Durables	4.2%
Capital Markets	3.8%
Chemicals	3.7%
Technology Hardware, Storage & Peripherals	3.6%
Professional Services	3.5%
Automobiles	3.4%
Metals & Mining	3.2%
Air Freight & Logistics	3.0%
Media	3.0%
Hotels, Restaurants & Leisure	3.0%
Oil, Gas & Consumable Fuels	2.1%
Diversified Financial Services	1.9%
Health Care Providers & Services	1.9%
Commercial Services & Supplies	1.8%
Other [1]	18.3%
Borrowings	(0.6)%
Other Assets Less Liabilities	0.7%
Net Assets	100%
Country Allocation[2] (% of net assets)
Japan	22.3%
Germany	13.4%
United Kingdom	11.6%
France	9.9%
Netherlands	7.5%
South Korea	7.3%
Switzerland	4.3%
Belgium	4.1%
Australia	4.1%
United States	3.4%
Other	12.0%
Borrowings	(0.6)%
Other Assets Less Liabilities	0.7%
Net Assets	100%
1	See the Portfolio of Investments for the remaining industries comprising "Other" and not listed in the Portfolio Composition above.
2	Includes 13.7% (as a percentage of net assets) in emerging market countries.

Holding Summaries    as of December 31, 2021 (continued)
Nuveen Multi-Cap Value Fund
Fund Allocation (% of net assets)
Common Stocks	99.6%
Other Assets Less Liabilities	0.5%
Net Assets Plus Borrowings	100.1%
Borrowings	(0.1)%
Net Assets	100%
Portfolio Composition (% of net assets)
Banks	11.0%
Software	6.7%
Biotechnology	6.1%
Capital Markets	5.6%
Oil, Gas & Consumable Fuels	5.0%
Electrical Equipment	5.0%
Aerospace & Defense	4.7%
Insurance	4.1%
Chemicals	3.8%
Health Care Providers & Services	3.2%
Automobiles	2.8%
Interactive Media & Services	2.8%
Food & Staples Retailing	2.7%
Pharmaceuticals	2.6%
Electric Utilities	2.6%
Communications Equipment	2.4%
Life Sciences Tools & Services	2.3%
Diversified Consumer Services	2.2%
Semiconductors & Semiconductor Equipment	2.0%
IT Services	1.9%
Specialty Retail	1.9%
Other [1]	18.2%
Borrowings	(0.1)%
Other Assets Less Liabilities	0.5%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
nVent Electric PLC	3.3%
Oracle Corp	3.0%
General Dynamics Corp	2.9%
General Motors Co	2.8%
Walmart Inc	2.7%
1	See the Portfolio of Investments for the remaining industries comprising "Other" and not listed in the Portfolio Composition above.

Nuveen Large-Cap Value Fund
Fund Allocation (% of net assets)
Common Stocks	97.6%
Investments Purchased with Collateral from Securities Lending	1.5%
Repurchase Agreements	2.0%
Other Assets Less Liabilities	(1.1)%
Net Assets	100%
Portfolio Composition (% of net assets)
Banks	10.2%
Biotechnology	6.1%
Insurance	5.8%
Electrical Equipment	5.7%
Oil, Gas & Consumable Fuels	5.2%
Capital Markets	4.9%
Software	4.8%
Aerospace & Defense	4.3%
Health Care Providers & Services	4.2%
IT Services	3.4%
Electric Utilities	3.4%
Chemicals	3.1%
Interactive Media & Services	3.1%
Automobiles	3.0%
Pharmaceuticals	2.9%
Food & Staples Retailing	2.7%
Communications Equipment	2.3%
Energy Equipment & Services	2.0%
Multi-Utilities	1.9%
Other [1]	18.6%
Investments Purchased with Collateral from Securities Lending	1.5%
Repurchase Agreements	2.0%
Other Assets Less Liabilities	(1.1)%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Oracle Corp	3.1%
JPMorgan Chase & Co	3.1%
General Motors Co	3.0%
nVent Electric PLC	3.0%
Citigroup Inc	2.9%
1	See the Portfolio of Investments for the remaining industries comprising "Other" and not listed in the Portfolio Composition above.

Holding Summaries    as of December 31, 2021 (continued)
Nuveen Small/Mid-Cap Value Fund
Fund Allocation (% of net assets)
Common Stocks	95.1%
Investments Purchased with Collateral from Securities Lending	0.5%
Repurchase Agreements	4.4%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%
Portfolio Composition (% of net assets)
Banks	10.5%
Equity Real Estate Investment Trust	8.5%
Electrical Equipment	7.0%
Communications Equipment	5.5%
Biotechnology	4.9%
Oil, Gas & Consumable Fuels	4.0%
Insurance	3.8%
Electric Utilities	3.7%
Semiconductors & Semiconductor Equipment	3.3%
Metals & Mining	3.2%
Interactive Media & Services	3.1%
Diversified Consumer Services	2.8%
Electronic Equipment, Instruments & Components	2.7%
Machinery	2.6%
Chemicals	2.6%
Auto Components	2.5%
Capital Markets	2.4%
Health Care Providers & Services	2.1%
Other [1]	19.9%
Investments Purchased with Collateral from Securities Lending	0.5%
Repurchase Agreements	4.4%
Other Assets Less Liabilities	(0.0)%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
Western Alliance Bancorp	3.1%
nVent Electric PLC	2.9%
Houghton Mifflin Harcourt Co	2.9%
Ameris Bancorp	2.7%
Olin Corp	2.6%
1	See the Portfolio of Investments for the remaining industries comprising "Other" and not listed in the Portfolio Composition above.

Nuveen Small-Cap Value Opportunities Fund
Fund Allocation (% of net assets)
Common Stocks	97.6%
Investments Purchased with Collateral from Securities Lending	0.4%
Repurchase Agreements	1.6%
Other Assets Less Liabilities	0.4%
Net Assets	100%
Portfolio Composition (% of net assets)
Banks	16.4%
Machinery	7.9%
Electrical Equipment	6.0%
Biotechnology	5.5%
Equity Real Estate Investment Trust	5.0%
Semiconductors & Semiconductor Equipment	4.6%
Diversified Consumer Services	4.1%
Oil, Gas & Consumable Fuels	4.1%
Electric Utilities	3.8%
Metals & Mining	3.7%
Communications Equipment	3.4%
Interactive Media & Services	3.0%
Electronic Equipment, Instruments & Components	3.0%
Capital Markets	2.4%
Energy Equipment & Services	2.4%
Health Care Providers & Services	2.1%
Software	2.1%
Other [1]	18.1%
Investments Purchased with Collateral from Securities Lending	0.4%
Repurchase Agreements	1.6%
Other Assets Less Liabilities	0.4%
Net Assets	100%
Top Five Common Stock Holdings (% of net assets)
nVent Electric PLC	3.0%
HomeStreet Inc	2.9%
Houghton Mifflin Harcourt Co	2.9%
Banc of California Inc	2.7%
Cowen Inc	2.4%
1	See the Portfolio of Investments for the remaining industries comprising "Other" and not listed in the Portfolio Composition above.

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended December 31, 2021.
The beginning of the period is July 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Equity Income Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,046.45	$1,042.58	$1,047.43
Expenses Incurred During the Period	$ 5.67	$ 9.52	$ 4.39
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.66	$1,015.88	$1,020.92
Expenses Incurred During the Period	$ 5.60	$ 9.40	$ 4.33
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 1.10%, 1.85%, and 0.85% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen International Value Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$ 995.59	$ 991.75	$ 996.92
Expenses Incurred During the Period	$ 5.73	$ 9.49	$ 4.48
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.46	$1,015.68	$1,020.72
Expenses Incurred During the Period	$ 5.80	$ 9.60	$ 4.53
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 1.14%, 1.89%, and 0.89% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen Multi-Cap Value Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,016.89	$1,013.27	$1,018.31
Expenses Incurred During the Period	$ 5.80	$ 9.59	$ 4.53
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.46	$1,015.68	$1,020.72
Expenses Incurred During the Period	$ 5.80	$ 9.60	$ 4.53
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 1.14%, 1.89%, and 0.89% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen Large-Cap Value Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,049.24	$1,046.27	$1,048.99
Expenses Incurred During the Period	$ 5.11	$ 8.97	$ 3.82
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.21	$1,016.43	$1,021.48
Expenses Incurred During the Period	$ 5.04	$ 8.84	$ 3.77
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 0.99%, 1.74%, and 0.74% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Small/Mid-Cap Value Fund
	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,053.62	$1,049.86	$1,056.21	$1,054.97
Expenses Incurred During the Period	$ 6.73	$ 10.59	$ 4.35	$ 5.44
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,018.65	$1,014.87	$1,020.97	$1,019.91
Expenses Incurred During the Period	$ 6.61	$ 10.41	$ 4.28	$ 5.35
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 1.30%, 2.05%, 0.84%, and 1.05% for Classes A, C, R6, and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen Small-Cap Value Opportunities Fund
	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,000.70	$ 997.13	$1,002.89	$1,002.00
Expenses Incurred During the Period	$ 6.00	$ 9.77	$ 4.04	$ 4.74
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.21	$1,015.43	$1,021.17	$1,020.47
Expenses Incurred During the Period	$ 6.06	$ 9.86	$ 4.08	$ 4.79
For each class of the Fund, expenses are equal to the Fund's annualized net expense ratio of 1.19%, 1.94%, 0.80%, and 0.94% for Classes A, C, R6, and I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Global Equity Income Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 93.6%
	Aerospace & Defense – 3.0%
20,234	Airbus SE, (2), (3)	$2,588,815
11,712	General Dynamics Corp	2,441,601
	Total Aerospace & Defense	5,030,416
	Air Freight & Logistics – 3.1%
78,748	Deutsche Post AG, (2)	5,065,131
	Automobiles – 1.7%
48,670	General Motors Co, (3)	2,853,522
	Banks – 12.6%
191,711	Bank Leumi Le-Israel BM, (2)	2,056,295
51,097	Citigroup Inc	3,085,748
179,319	ING Groep NV, (2)	2,493,072
22,366	JPMorgan Chase & Co	3,541,656
300,985	Nordea Bank Abp, (2)	3,687,692
267,620	Oversea-Chinese Banking Corp Ltd, (2)	2,265,068
77,148	Wells Fargo & Co	3,701,561
	Total Banks	20,831,092
	Biotechnology – 2.7%
32,681	AbbVie Inc	4,425,007
	Capital Markets – 2.4%
14,886	Deutsche Boerse AG, (2)	2,485,581
27,572	SK Square Co Ltd, (3)	1,540,089
	Total Capital Markets	4,025,670
	Chemicals – 5.5%
14,326	Air Liquide SA, (2)	2,498,516
49,961	DuPont de Nemours Inc	4,035,850
33,462	Nutrien Ltd	2,515,172
	Total Chemicals	9,049,538
	Communications Equipment – 2.6%
66,979	Cisco Systems Inc	4,244,459
	Electric Utilities – 0.8%
156,166	Enel SpA, (2)	1,248,715

Nuveen Global Equity Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Electrical Equipment – 1.5%
14,346	Eaton Corp PLC	$ 2,479,276
	Entertainment – 1.8%
6,400	Nintendo Co Ltd, (2)	2,994,285
	Food & Staples Retailing – 2.1%
23,846	Walmart Inc	3,450,278
	Food Products – 1.2%
976,074	Tingyi Cayman Islands Holding Corp, (2)	2,007,385
	Health Care Equipment & Supplies – 1.5%
23,891	Medtronic PLC	2,471,524
	Health Care Providers & Services – 4.2%
9,675	Anthem Inc	4,484,749
38,721	Fresenius Medical Care AG & Co KGaA, (2)	2,510,213
	Total Health Care Providers & Services	6,994,962
	Hotels, Restaurants & Leisure – 0.8%
8,266	Darden Restaurants Inc	1,245,190
	Household Durables – 1.4%
41,906	PulteGroup Inc	2,395,347
	Industrial Conglomerates – 3.0%
28,725	Siemens AG, (2)	4,975,250
	Insurance – 4.6%
47,780	Ageas SA/NV, (2)	2,474,395
10,054	Allianz SE, (2)	2,371,322
10,391	Everest Re Group Ltd	2,846,303
	Total Insurance	7,692,020
	IT Services – 1.7%
11,658	Capgemini SE, (2)	2,857,148
	Machinery – 1.6%
94,807	Sandvik AB, (2)	2,642,605
	Media – 3.3%
60,649	Comcast Corp, Class A	3,052,464
143,200	Hakuhodo DY Holdings Inc, (2)	2,382,841
	Total Media	5,435,305
	Metals & Mining – 1.5%
82,087	BHP Group PLC, (2)	2,442,476

Shares	Description (1)	Value
	Multi-Utilities – 2.7%
31,915	Dominion Energy Inc	$2,507,243
139,285	National Grid PLC, (2)	2,008,390
	Total Multi-Utilities	4,515,633
	Oil, Gas & Consumable Fuels – 4.7%
33,357	Chevron Corp	3,914,444
176,070	Enterprise Products Partners LP	3,866,497
	Total Oil, Gas & Consumable Fuels	7,780,941
	Personal Products – 1.2%
38,700	Kao Corp, (2)	2,026,885
	Pharmaceuticals – 3.8%
63,453	AstraZeneca PLC, Sponsored ADR	3,696,137
119,512	GlaxoSmithKline PLC, (2)	2,602,105
	Total Pharmaceuticals	6,298,242
	Semiconductors & Semiconductor Equipment – 2.9%
34,627	Intel Corp	1,783,291
70,000	MediaTek Inc, (2)	3,003,665
	Total Semiconductors & Semiconductor Equipment	4,786,956
	Software – 4.2%
12,160	Microsoft Corp	4,089,651
32,503	Oracle Corp	2,834,587
	Total Software	6,924,238
	Specialty Retail – 3.7%
65,604	Industria de Diseno Textil SA, (2)	2,115,731
9,530	Lowe's Cos Inc	2,463,314
1,472,000	Topsports International Holdings Ltd, 144A, (2)	1,490,893
	Total Specialty Retail	6,069,938
	Technology Hardware, Storage & Peripherals – 1.6%
44,000	Samsung Electronics Co Ltd, (2)	2,630,569
	Tobacco – 1.3%
22,151	Philip Morris International Inc	2,104,345
	Trading Companies & Distributors – 1.4%
99,900	Mitsui & Co Ltd, (2)	2,367,416
	Wireless Telecommunication Services – 1.5%
50,135	SK Telecom Co Ltd, (2)	2,436,381
	Total Common Stocks (cost $117,704,956)	154,798,145

Shares	Description (1)	Coupon	Ratings (4)	Value
CONVERTIBLE PREFERRED SECURITIES – 5.2%

Nuveen Global Equity Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (4)	Value
	Health Care Technology – 1.0%
22,500	Change Healthcare Inc	6.000%	N/R	$ 1,581,075
	Life Sciences Tools & Services – 1.3%
17,065	Avantor Inc	6.250%	N/R	2,204,969
	Semiconductors & Semiconductor Equipment – 2.9%
2,300	Broadcom Inc	8.000%	N/R	4,773,397
	Total Convertible Preferred Securities (cost $5,486,876)			8,559,441
	Total Long-Term Investments (cost $123,191,832)			163,357,586
	Other Assets Less Liabilities – 1.2%			2,028,030
	Net Assets – 100%			$ 165,385,616
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Nuveen International Value Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Aerospace & Defense – 1.5%
19,086	Thales SA, (2)	$ 1,623,580
	Air Freight & Logistics – 3.0%
50,410	Deutsche Post AG, (2)	3,242,409
	Airlines – 1.6%
90,800	Japan Airlines Co Ltd, (2), (3)	1,723,684
	Automobiles – 3.4%
12,639	Hyundai Motor Co, (2)	1,045,675
14,224	Toyota Motor Corp, ADR	2,635,707
	Total Automobiles	3,681,382
	Banks – 10.2%
654,466	Barclays PLC, (2)	1,667,095
288,028	ING Groep NV, (2)	4,004,454
155,832	Oversea-Chinese Banking Corp Ltd, (2)	1,318,923
62,300	Sumitomo Mitsui Financial Group Inc, (2)	2,127,375
1,814,670	Unicaja Banco SA,144A, (2)	1,785,360
	Total Banks	10,903,207
	Capital Markets – 3.8%
29,027	SK Square Co Ltd, (3)	1,621,361
139,846	UBS Group AG	2,499,048
	Total Capital Markets	4,120,409
	Chemicals – 3.7%
929,624	Incitec Pivot Ltd, (2)	2,197,345
23,583	Nutrien Ltd	1,772,617
	Total Chemicals	3,969,962
	Commercial Services & Supplies – 1.8%
75,700	Dai Nippon Printing Co Ltd, (2)	1,905,128
	Diversified Financial Services – 1.9%
18,675	Groupe Bruxelles Lambert SA, (2)	2,085,752
	Diversified Telecommunication Services – 1.4%
56,086	Nippon Telegraph & Telephone Corp, ADR	1,537,317
	Electrical Equipment – 1.4%
44,631	Mabuchi Motor Co Ltd, (2)	1,476,216

Nuveen International Value Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 1.4%
82,218	Flex Ltd, (3)	$ 1,507,056
	Energy Equipment & Services – 1.7%
122,027	Technip Energies NV, (2), (3)	1,785,162
	Food & Staples Retailing – 4.3%
49,300	Seven & i Holdings Co Ltd, (2)	2,168,608
609,413	Tesco PLC, (2)	2,399,304
	Total Food & Staples Retailing	4,567,912
	Health Care Providers & Services – 1.9%
31,394	Fresenius Medical Care AG & Co KGaA, (2)	2,035,216
	Hotels, Restaurants & Leisure – 3.0%
46,286	Accor SA, (2), (3)	1,500,287
716,091	Sands China Ltd, (2), (3)	1,661,902
	Total Hotels, Restaurants & Leisure	3,162,189
	Household Durables – 4.2%
82,764	Sekisui House Ltd, (2)	1,780,728
1,164,888	Taylor Wimpey PLC, (2)	2,777,242
	Total Household Durables	4,557,970
	Industrial Conglomerates – 5.0%
656,259	Melrose Industries PLC, (2)	1,427,221
22,585	Siemens AG, (2)	3,911,785
	Total Industrial Conglomerates	5,339,006
	Insurance – 8.0%
45,071	Ageas SA/NV, (2)	2,334,103
6,978	Allianz SE, (2)	1,645,821
38,693	Axis Capital Holdings Ltd	2,107,608
59,300	Sompo Holdings Inc, (2)	2,500,900
	Total Insurance	8,588,432
	Interactive Media & Services – 1.3%
9,585	Baidu Inc, ADR, (3)	1,426,152
	Machinery – 1.4%
65,485	Komatsu Ltd, (2)	1,531,431
	Media – 3.0%
48,053	Publicis Groupe SA, (2)	3,237,525
	Metals & Mining – 3.2%
74,426	BHP Group PLC, (2)	2,214,524
2,809	Korea Zinc Co Ltd, (2), (3)	1,208,631
	Total Metals & Mining	3,423,155

Shares	Description (1)	Value
	Multi-Utilities – 1.5%
108,337	National Grid PLC, (2)	$ 1,562,142
	Oil, Gas & Consumable Fuels – 2.1%
52,790	Royal Dutch Shell PLC, Sponsored ADR	2,288,446
	Pharmaceuticals – 7.0%
25,835	Bayer AG, (2)	1,379,700
120,749	GlaxoSmithKline PLC, (2)	2,629,038
25,260	Sanofi, (2)	2,534,688
35,500	Takeda Pharmaceutical Co Ltd, (2)	969,444
	Total Pharmaceuticals	7,512,870
	Professional Services – 3.5%
40,757	Adecco Group AG, (2)	2,076,869
14,598	Wolters Kluwer NV, (2)	1,718,197
	Total Professional Services	3,795,066
	Real Estate Management & Development – 1.1%
235,354	City Developments Ltd, (2)	1,190,747
	Semiconductors & Semiconductor Equipment – 5.0%
37,558	AIXTRON SE, (2)	760,753
57,800	MediaTek Inc, (2)	2,480,170
22,900	Rohm Co Ltd, (2)	2,083,199
	Total Semiconductors & Semiconductor Equipment	5,324,122
	Software – 1.3%
10,060	SAP SE, (2)	1,415,839
	Specialty Retail – 1.2%
1,266,000	Topsports International Holdings Ltd,144A, (2)	1,282,249
	Technology Hardware, Storage & Peripherals – 3.6%
20,200	FUJIFILM Holdings Corp, (2)	1,497,512
39,138	Samsung Electronics Co Ltd, (2)	2,339,891
	Total Technology Hardware, Storage & Peripherals	3,837,403
	Wireless Telecommunication Services – 1.5%
33,975	SK Telecom Co Ltd, (2)	1,651,063
	Total Long-Term Investments (cost $76,189,657)	107,290,199
	Borrowings – (0.6)%	(660,895)
	Other Assets Less Liabilities – 0.7%	807,533
	Net Assets – 100%	$ 107,436,837

Nuveen International Value Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Nuveen Multi-Cap Value Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 4.7%
10,986	Curtiss-Wright Corp	$1,523,429
11,262	General Dynamics Corp	2,347,789
	Total Aerospace & Defense	3,871,218
	Automobiles – 2.8%
40,008	General Motors Co, (2)	2,345,669
	Banks – 11.0%
26,555	Bank of NT Butterfield & Son Ltd	1,012,011
34,430	Citigroup Inc	2,079,228
57,160	First Horizon Corp	933,423
17,488	HomeStreet Inc	909,376
13,184	JPMorgan Chase & Co	2,087,686
42,951	Wells Fargo & Co	2,060,789
	Total Banks	9,082,513
	Biotechnology – 6.1%
9,490	AbbVie Inc	1,284,946
1,076,725	ADMA Biologics Inc, (2)	1,518,182
378,537	Rigel Pharmaceuticals Inc, (2)	1,003,123
5,400	Vertex Pharmaceuticals Inc, (2)	1,185,840
	Total Biotechnology	4,992,091
	Capital Markets – 5.6%
14,852	B Riley Financial Inc	1,319,749
36,148	Cowen Inc	1,304,943
9,128	Morgan Stanley	896,004
11,802	State Street Corp	1,097,586
	Total Capital Markets	4,618,282
	Chemicals – 3.8%
15,079	DuPont de Nemours Inc	1,218,082
21,400	Innospec Inc	1,933,276
	Total Chemicals	3,151,358
	Communications Equipment – 2.4%
44,405	Viasat Inc, (2)	1,977,799
	Consumer Finance – 1.6%
11,193	Discover Financial Services	1,293,463

Nuveen Multi-Cap Value Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Diversified Consumer Services – 2.2%
110,503	Houghton Mifflin Harcourt Co, (2)	$ 1,779,098
	Electric Utilities – 2.6%
19,862	Alliant Energy Corp	1,220,917
13,055	Pinnacle West Capital Corp	921,552
	Total Electric Utilities	2,142,469
	Electrical Equipment – 5.0%
25,831	Bloom Energy Corp, (2)	566,474
3,796	Hubbell Inc	790,593
71,704	nVent Electric PLC	2,724,752
	Total Electrical Equipment	4,081,819
	Energy Equipment & Services – 1.8%
63,074	Baker Hughes Co	1,517,560
	Entertainment – 1.7%
20,426	Activision Blizzard Inc	1,358,942
	Equity Real Estate Investment Trust – 1.7%
29,658	STAG Industrial Inc	1,422,398
	Food & Staples Retailing – 2.7%
15,414	Walmart Inc	2,230,252
	Health Care Equipment & Supplies – 1.4%
11,232	Medtronic PLC	1,161,950
	Health Care Providers & Services – 3.2%
4,206	Anthem Inc	1,949,649
10,568	Encompass Health Corp	689,668
	Total Health Care Providers & Services	2,639,317
	Health Care Technology – 1.5%
58,211	Change Healthcare Inc, (2)	1,244,551
	Hotels, Restaurants & Leisure – 1.6%
34,852	Brinker International Inc, (2)	1,275,235
	Household Durables – 1.6%
22,613	PulteGroup Inc	1,292,559
	Insurance – 4.1%
3,445	Aon PLC, Class A	1,035,429
13,338	Globe Life Inc	1,250,037
6,562	RenaissanceRe Holdings Ltd	1,111,144
	Total Insurance	3,396,610

Shares	Description (1)	Value
	Interactive Media & Services – 2.8%
42,489	TripAdvisor Inc, (2)	$1,158,250
31,702	Yelp Inc, (2)	1,148,881
	Total Interactive Media & Services	2,307,131
	IT Services – 1.9%
15,298	Fiserv Inc, (2)	1,587,779
	Life Sciences Tools & Services – 2.3%
18,774	Syneos Health Inc, (2)	1,927,714
	Machinery – 1.4%
38,761	Flowserve Corp	1,186,087
	Media – 1.3%
21,663	Comcast Corp, Class A	1,090,299
	Multi-Utilities – 1.7%
17,730	Dominion Energy Inc	1,392,869
	Oil, Gas & Consumable Fuels – 5.0%
10,061	Cheniere Energy Inc	1,020,386
13,125	Hess Corp	971,644
49,005	Royal Dutch Shell PLC, Sponsored ADR	2,124,367
	Total Oil, Gas & Consumable Fuels	4,116,397
	Pharmaceuticals – 2.6%
14,050	AstraZeneca PLC, Sponsored ADR	818,413
30,042	GlaxoSmithKline PLC, ADR	1,324,852
	Total Pharmaceuticals	2,143,265
	Semiconductors & Semiconductor Equipment – 2.0%
57,239	Rambus Inc, (2)	1,682,254
	Software – 6.7%
53,523	NortonLifeLock Inc	1,390,527
28,223	Oracle Corp	2,461,328
38,809	Teradata Corp, (2)	1,648,218
	Total Software	5,500,073
	Specialty Retail – 1.9%
61,618	American Eagle Outfitters Inc	1,560,168
	Wireless Telecommunication Services – 0.9%
6,113	T-Mobile US Inc, (2)	708,986
	Total Long-Term Investments (cost $64,459,047)	82,078,175
	Borrowings – (0.1)%	(98,775)
	Other Assets Less Liabilities – 0.5%	454,697
	Net Assets – 100%	$ 82,434,097

Nuveen Multi-Cap Value Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Nuveen Large-Cap Value Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.6%
	COMMON STOCKS – 97.6%
	Aerospace & Defense – 4.3%
2,497	General Dynamics Corp	$520,549
3,515	Raytheon Technologies Corp	302,501
	Total Aerospace & Defense	823,050
	Automobiles – 3.0%
9,861	General Motors Co, (2)	578,150
	Banks – 10.2%
9,291	Citigroup Inc	561,083
17,484	First Horizon Corp	285,514
3,711	JPMorgan Chase & Co	587,637
10,590	Wells Fargo & Co	508,108
	Total Banks	1,942,342
	Beverages – 1.5%
4,790	Coca-Cola Co	283,616
	Biotechnology – 6.1%
3,056	AbbVie Inc	413,782
3,469	Horizon Therapeutics Plc, (2)	373,819
1,706	Vertex Pharmaceuticals Inc, (2)	374,638
	Total Biotechnology	1,162,239
	Capital Markets – 4.9%
5,411	KKR & Co Inc	403,120
2,440	Morgan Stanley	239,510
3,059	State Street Corp	284,487
	Total Capital Markets	927,117
	Chemicals – 3.1%
4,398	DuPont de Nemours Inc	355,270
4,182	Olin Corp	240,549
	Total Chemicals	595,819
	Communications Equipment – 2.3%
9,724	Viasat Inc, (2)	433,107
	Consumer Finance – 1.6%
2,619	Discover Financial Services	302,652

Nuveen Large-Cap Value Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 3.4%
3,986	Alliant Energy Corp	$245,020
3,433	Evergy Inc	235,538
2,443	Pinnacle West Capital Corp	172,451
	Total Electric Utilities	653,009
	Electrical Equipment – 5.7%
1,848	Eaton Corp PLC	319,371
909	Hubbell Inc	189,318
15,041	nVent Electric PLC	571,558
	Total Electrical Equipment	1,080,247
	Energy Equipment & Services – 2.0%
15,931	Baker Hughes Co	383,300
	Entertainment – 1.5%
4,460	Activision Blizzard Inc	296,724
	Equity Real Estate Investment Trust – 1.5%
1,324	Alexandria Real Estate Equities Inc	295,199
	Food & Staples Retailing – 2.7%
3,564	Walmart Inc	515,675
	Health Care Equipment & Supplies – 1.4%
2,677	Medtronic PLC	276,936
	Health Care Providers & Services – 4.2%
1,149	Anthem Inc	532,607
1,571	Quest Diagnostics Inc	271,799
	Total Health Care Providers & Services	804,406
	Hotels, Restaurants & Leisure – 1.3%
6,457	Las Vegas Sands Corp, (2)	243,041
	Household Durables – 1.7%
5,533	PulteGroup Inc	316,266
	Insurance – 5.8%
5,488	American International Group Inc	312,048
798	Aon PLC, Class A	239,847
3,305	Globe Life Inc	309,745
1,480	RenaissanceRe Holdings Ltd	250,608
	Total Insurance	1,112,248
	Interactive Media & Services – 3.1%
116	Alphabet Inc, Class A, (2)	336,057
9,110	TripAdvisor Inc, (2)	248,338
	Total Interactive Media & Services	584,395

Shares	Description (1)	Value
	IT Services – 3.4%
4,204	Fiserv Inc, (2)	$436,333
1,660	International Business Machines Corp	221,876
	Total IT Services	658,209
	Life Sciences Tools & Services – 1.5%
2,774	Syneos Health Inc, (2)	284,834
	Media – 1.3%
4,935	Comcast Corp, Class A	248,379
	Metals & Mining – 1.5%
4,804	BHP Group PLC, Sponsored ADR, (3)	287,135
	Multi-Utilities – 1.9%
4,596	Dominion Energy Inc	361,062
	Oil, Gas & Consumable Fuels – 5.2%
2,180	Cheniere Energy Inc	221,096
3,171	Hess Corp	234,749
12,247	Royal Dutch Shell PLC, Sponsored ADR	530,907
	Total Oil, Gas & Consumable Fuels	986,752
	Pharmaceuticals – 2.9%
4,113	AstraZeneca PLC, Sponsored ADR	239,582
7,255	GlaxoSmithKline PLC, ADR	319,946
	Total Pharmaceuticals	559,528
	Semiconductors & Semiconductor Equipment – 1.1%
4,144	Intel Corp	213,416
	Software – 4.8%
12,831	NortonLifeLock Inc	333,349
6,774	Oracle Corp	590,761
	Total Software	924,110
	Tobacco – 1.8%
3,562	Philip Morris International Inc	338,390
	Wireless Telecommunication Services – 0.9%
1,544	T-Mobile US Inc, (2)	179,073
	Total Long-Term Investments (cost $13,071,082)	18,650,426

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.5%
	MONEY MARKET FUNDS – 1.5%
290,064	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.030% (5)	$ 290,064
	Total Investments Purchased with Collateral from Securities Lending (cost $290,064)		290,064

Nuveen Large-Cap Value Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.0%
	REPURCHASE AGREEMENTS – 2.0%
$ 374	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/21,repurchase price $374,460, collateralized by $384,600, U.S. Treasury Bond, 1.875%, due 2/15/41, value $382,031	0.000%	1/03/22	$ 374,460
	Total Short-Term Investments (cost $374,460)			374,460
	Total Investments (cost $13,735,606) – 101.1%			19,314,950
	Other Assets Less Liabilities – (1.1)%			(212,162)
	Net Assets – 100%			$ 19,102,788
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $284,206.
(4)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Nuveen Small/Mid-Cap Value Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.1%
	COMMON STOCKS – 95.1%
	Aerospace & Defense – 2.0%
6,009	Curtiss-Wright Corp	$ 833,268
	Auto Components – 2.5%
12,895	BorgWarner Inc	581,178
22,400	Goodyear Tire & Rubber Co, (2)	477,568
	Total Auto Components	1,058,746
	Banks – 10.5%
22,757	Ameris Bancorp	1,130,568
20,108	HomeStreet Inc	1,045,616
20,137	PacWest Bancorp	909,588
12,118	Western Alliance Bancorp	1,304,503
	Total Banks	4,390,275
	Biotechnology – 4.9%
402,546	ADMA Biologics Inc, (2), (3)	567,590
29,690	Coherus Biosciences Inc, (2)	473,852
137,111	Rigel Pharmaceuticals Inc, (2)	363,344
2,894	United Therapeutics Corp, (2)	625,336
	Total Biotechnology	2,030,122
	Building Products – 1.7%
8,268	Builders FirstSource Inc, (2)	708,650
	Capital Markets – 2.4%
27,261	Cowen Inc	984,122
	Chemicals – 2.6%
18,666	Olin Corp	1,073,668
	Communications Equipment – 5.5%
10,555	Ciena Corp, (2)	812,418
22,506	Juniper Networks Inc	803,689
14,873	Viasat Inc, (2)	662,444
	Total Communications Equipment	2,278,551
	Diversified Consumer Services – 2.8%
73,785	Houghton Mifflin Harcourt Co, (2)	1,187,938
	Electric Utilities – 3.7%
4,451	IDACORP Inc	504,343

Nuveen Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
16,334	OGE Energy Corp	$626,899
5,692	Pinnacle West Capital Corp	401,798
	Total Electric Utilities	1,533,040
	Electrical Equipment – 7.0%
9,755	EnerSys	771,231
4,338	Hubbell Inc	903,475
32,272	nVent Electric PLC	1,226,336
	Total Electrical Equipment	2,901,042
	Electronic Equipment, Instruments & Components – 2.7%
10,327	Belden Inc	678,794
20,366	Vishay Intertechnology Inc	445,404
	Total Electronic Equipment, Instruments & Components	1,124,198
	Energy Equipment & Services – 1.0%
30,087	NOV Inc	407,679
	Equity Real Estate Investment Trust – 8.5%
11,765	American Homes 4 Rent, Class A	513,071
31,576	Brandywine Realty Trust	423,750
16,027	Iron Mountain Inc	838,693
60,466	SITE Centers Corp	957,177
17,058	STAG Industrial Inc	818,102
	Total Equity Real Estate Investment Trust	3,550,793
	Food Products – 1.3%
27,200	Hostess Brands Inc, (2)	555,424
	Gas Utilities – 0.5%
3,157	National Fuel Gas Co	201,859
	Health Care Providers & Services – 2.1%
10,716	Tenet Healthcare Corp, (2)	875,390
	Health Care Technology – 1.4%
27,129	Change Healthcare Inc, (2)	580,018
	Hotels, Restaurants & Leisure – 1.1%
12,234	Brinker International Inc, (2)	447,642
	Household Durables – 1.5%
11,077	PulteGroup Inc	633,161
	Insurance – 3.8%
7,269	eHealth Inc, (2)	185,360
3,168	Everest Re Group Ltd	867,779

Shares	Description (1)	Value
	Insurance (continued)
5,457	Globe Life Inc	$ 511,430
	Total Insurance	1,564,569
	Interactive Media & Services – 3.1%
25,545	TripAdvisor Inc, (2)	696,357
16,369	Yelp Inc, (2)	593,212
	Total Interactive Media & Services	1,289,569
	IT Services – 1.5%
5,322	Euronet Worldwide Inc, (2)	634,223
	Life Sciences Tools & Services – 1.7%
7,033	Syneos Health Inc, (2)	722,148
	Machinery – 2.6%
12,054	Federal Signal Corp	522,420
18,959	Flowserve Corp	580,146
	Total Machinery	1,102,566
	Metals & Mining – 3.2%
7,983	Materion Corp	733,957
3,739	Reliance Steel & Aluminum Co	606,541
	Total Metals & Mining	1,340,498
	Oil, Gas & Consumable Fuels – 4.0%
9,570	Chesapeake Energy Corp	617,456
55,146	Magnolia Oil & Gas Corp	1,040,605
	Total Oil, Gas & Consumable Fuels	1,658,061
	Pharmaceuticals – 1.0%
3,135	Jazz Pharmaceuticals PLC, (2)	399,399
	Road & Rail – 1.8%
12,077	Knight-Swift Transportation Holdings Inc	735,972
	Semiconductors & Semiconductor Equipment – 3.3%
4,264	First Solar Inc, (2)	371,650
33,664	Rambus Inc, (2)	989,385
	Total Semiconductors & Semiconductor Equipment	1,361,035
	Software – 2.1%
20,499	Teradata Corp, (2)	870,593
	Specialty Retail – 1.3%
22,163	American Eagle Outfitters Inc	561,167
	Total Long-Term Investments (cost $29,714,118)	39,595,386

Nuveen Small/Mid-Cap Value Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.5%
	MONEY MARKET FUNDS – 0.5%
204,309	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.030% (5)	$ 204,309
	Total Investments Purchased with Collateral from Securities Lending (cost $204,309)		204,309

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.4%
	REPURCHASE AGREEMENTS – 4.4%
$ 1,837	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/21, repurchase price $1,836,765, collateralized by $1,886,100, U.S. Treasury Bond, 1.875%, due 2/15/41, value $1,873,501	0.000%	1/03/22	$ 1,836,765
	Total Short-Term Investments (cost $1,836,765)			1,836,765
	Total Investments (cost $31,755,192) – 100.0%			41,636,460
	Other Assets Less Liabilities – (0.0)%			(13,671)
	Net Assets – 100%			$ 41,622,789
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $192,042.
(4)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements.

Nuveen Small-Cap Value Opportunities Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.6%
	COMMON STOCKS – 97.6%
	Auto Components – 1.2%
176,273	Goodyear Tire & Rubber Co, (2)	$ 3,758,140
	Banks – 16.4%
371,354	Amalgamated Financial Corp	6,227,607
133,168	Ameris Bancorp	6,615,786
416,766	Banc of California Inc	8,176,949
141,106	Enterprise Financial Services Corp	6,644,682
170,098	HomeStreet Inc	8,845,096
143,571	PacWest Bancorp	6,485,102
81,675	SouthState Corp	6,542,984
	Total Banks	49,538,206
	Biotechnology – 5.5%
2,747,646	ADMA Biologics Inc, (2), (3)	3,874,181
283,706	Coherus Biosciences Inc, (2)	4,527,948
1,080,967	Rigel Pharmaceuticals Inc, (2)	2,864,562
24,504	United Therapeutics Corp, (2)	5,294,824
	Total Biotechnology	16,561,515
	Capital Markets – 2.4%
200,147	Cowen Inc	7,225,307
	Chemicals – 1.8%
61,436	Innospec Inc	5,550,128
	Communications Equipment – 3.4%
202,826	Digi International Inc, (2)	4,983,435
117,597	Viasat Inc, (2)	5,237,770
	Total Communications Equipment	10,221,205
	Consumer Finance – 1.3%
105,169	Green Dot Corp, Class A, (2)	3,811,325
	Diversified Consumer Services – 4.1%
533,140	Houghton Mifflin Harcourt Co, (2)	8,583,554
110,055	Stride Inc, (2)	3,668,133
	Total Diversified Consumer Services	12,251,687
	Electric Utilities – 3.8%
32,760	IDACORP Inc	3,712,036
84,567	PNM Resources Inc	3,857,101

Nuveen Small-Cap Value Opportunities Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
75,010	Portland General Electric Co	$ 3,969,529
	Total Electric Utilities	11,538,666
	Electrical Equipment – 6.0%
156,621	Bloom Energy Corp, (2)	3,434,698
70,745	EnerSys	5,593,100
240,653	nVent Electric PLC	9,144,814
	Total Electrical Equipment	18,172,612
	Electronic Equipment, Instruments & Components – 3.0%
74,410	Belden Inc	4,890,969
187,340	Vishay Intertechnology Inc	4,097,126
	Total Electronic Equipment, Instruments & Components	8,988,095
	Energy Equipment & Services – 2.4%
425,131	National Energy Services Reunited Corp, (2)	4,017,488
226,935	NOV Inc	3,074,969
	Total Energy Equipment & Services	7,092,457
	Equity Real Estate Investment Trust – 5.0%
220,907	Brandywine Realty Trust	2,964,572
419,111	SITE Centers Corp	6,634,527
113,029	STAG Industrial Inc	5,420,871
	Total Equity Real Estate Investment Trust	15,019,970
	Food Products – 1.9%
279,182	Hostess Brands Inc, (2)	5,700,896
	Gas Utilities – 0.5%
23,733	National Fuel Gas Co	1,517,488
	Health Care Providers & Services – 2.1%
77,544	Tenet Healthcare Corp, (2)	6,334,569
	Hotels, Restaurants & Leisure – 1.6%
350,353	El Pollo Loco Holdings Inc, (2)	4,971,509
	Insurance – 0.4%
48,099	eHealth Inc, (2)	1,226,525
	Interactive Media & Services – 3.0%
177,715	TripAdvisor Inc, (2)	4,844,511
115,902	Yelp Inc, (2)	4,200,288
	Total Interactive Media & Services	9,044,799
	Leisure Products – 1.4%
213,949	American Outdoor Brands Inc, (2)	4,264,004

Shares	Description (1)	Value
	Machinery – 7.9%
59,762	Altra Industrial Motion Corp	$3,081,926
80,603	Barnes Group Inc	3,755,294
129,057	Columbus McKinnon Corp/NY	5,970,177
85,453	Federal Signal Corp	3,703,533
106,408	Flowserve Corp	3,256,085
276,619	Mueller Water Products Inc	3,983,313
	Total Machinery	23,750,328
	Metals & Mining – 3.7%
61,033	Kaiser Aluminum Corp	5,733,440
58,780	Materion Corp	5,404,233
	Total Metals & Mining	11,137,673
	Oil, Gas & Consumable Fuels – 4.1%
83,921	Chesapeake Energy Corp	5,414,583
360,914	Magnolia Oil & Gas Corp	6,810,447
	Total Oil, Gas & Consumable Fuels	12,225,030
	Pharmaceuticals – 1.6%
79,711	Prestige Consumer Healthcare Inc, (2)	4,834,472
	Real Estate Management & Development – 1.7%
209,426	Kennedy-Wilson Holdings Inc	5,001,093
	Road & Rail – 1.7%
42,316	ArcBest Corp	5,071,573
	Semiconductors & Semiconductor Equipment – 4.6%
245,402	Rambus Inc, (2)	7,212,365
170,400	Tower Semiconductor Ltd, (2)	6,761,472
	Total Semiconductors & Semiconductor Equipment	13,973,837
	Software – 2.1%
146,793	Teradata Corp, (2)	6,234,299
	Specialty Retail – 1.4%
164,928	American Eagle Outfitters Inc	4,175,977
	Thrifts & Mortgage Finance – 1.6%
109,001	Essent Group Ltd	4,962,816
	Total Long-Term Investments (cost $238,470,103)	294,156,201

Nuveen Small-Cap Value Opportunities Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%
	MONEY MARKET FUNDS – 0.4%
1,243,286	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.030% (5)	$ 1,243,286
	Total Investments Purchased with Collateral from Securities Lending (cost $1,243,286)		1,243,286

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%
	REPURCHASE AGREEMENTS – 1.6%
$ 4,920	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/21, repurchase price $4,920,022, collateralized by $5,052,200, U.S. Treasury Bond, 1.875%, due 2/15/41, value $5,018,053	0.000%	1/03/22	$ 4,920,022
	Total Short-Term Investments (cost $4,920,022)			4,920,022
	Total Investments (cost $244,633,411) – 99.6%			300,319,509
	Other Assets Less Liabilities – 0.4%			1,142,127
	Net Assets – 100%			$ 301,461,636
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,168,650.
(4)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
December 31, 2021
(Unaudited)
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Assets
Long-term investments, at value (cost $123,191,832, $76,189,657, $64,459,047, $13,071,082, $29,714,118 and $238,470,103, respectively)(1)	$163,357,586	$107,290,199	$82,078,175	$18,650,426	$39,595,386	$294,156,201
Investment purchased with collateral from securities lending, at value (cost approximates value)	—	—	—	290,064	204,309	1,243,286
Short-term investments, at value (cost approximates value)	—	—	—	374,460	1,836,765	4,920,022
Cash	1,994,830	—	—	—	—	—
Cash denominated in foreign currencies (cost $64, $96,885, $—, $—, $—and $—, respectively)	63	97,477	—	—	—	—
Receivable for:
Dividends	169,099	102,730	69,358	21,016	30,049	228,185
Due from affiliate	11,301	3,482	11,008	1,469	4,403	60,153
Investments sold	—	243,349	396,990	92,042	—	2,253,340
Reclaims	175,298	390,171	5,441	3,774	—	—
Reimbursement from Adviser	—	—	—	5,317	—	—
Shares sold	40,086	154,440	81,777	9,041	218,599	177,175
Other assets	316,344	182,236	129,516	75,916	34,246	68,903
Total assets	166,064,607	108,464,084	82,772,265	19,523,525	41,923,757	303,107,265
Liabilities
Borrowings	—	660,895	98,775	—	—	—
Payable for:
Collateral from securities lending program	—	—	—	290,064	204,309	1,243,286
Shares redeemed	111,420	7,099	18,967	24,032	12,643	131,920
Accrued expenses:
Custodian fees	85,446	99,842	45,342	40,245	47,398	71,124
Management fees	81,600	48,225	36,344	—	11,265	13,803
Trustees fees	296,273	147,899	99,481	45,664	247	38,251
12b-1 distribution and service fees	25,352	5,126	10,069	2,118	1,027	10,963
Other	78,900	58,161	29,190	18,614	24,079	136,282
Total liabilities	678,991	1,027,247	338,168	420,737	300,968	1,645,629
Net assets	$165,385,616	$107,436,837	$82,434,097	$19,102,788	$41,622,789	$301,461,636

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited) (continued)
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Class A Shares
Net assets	$ 105,085,426	$ 23,146,808	$43,343,417	$ 5,941,677	$ 3,539,780	$ 24,049,964
Shares outstanding	3,188,402	872,915	1,040,546	1,418,705	121,804	488,632
Net asset value ("NAV") per share	$ 32.96	$ 26.52	$ 41.65	$ 4.19	$ 29.06	$ 49.22
Offering price per share (NAV per share plus maximum sales charge of 5.75% of offering price)	$ 34.97	$ 28.14	$ 44.19	$ 4.45	$ 30.83	$ 52.22
Class C Shares
Net assets	$ 4,064,430	$ 316,895	$ 1,198,423	$ 1,052,445	$ 446,524	$ 6,760,659
Shares outstanding	123,593	12,617	30,971	330,974	18,475	161,592
NAV and offering price per share	$ 32.89	$ 25.12	$ 38.70	$ 3.18	$ 24.17	$ 41.84
Class R6 Shares
Net assets	$ —	$ —	$ —	$ —	$18,217,832	$ 5,657,326
Shares outstanding	—	—	—	—	604,775	108,681
NAV and offering price per share	$ —	$ —	$ —	$ —	$ 30.12	$ 52.05
Class I Shares
Net assets	$ 56,235,760	$ 83,973,134	$37,892,257	$12,108,666	$19,418,653	$264,993,687
Shares outstanding	1,705,965	3,146,599	900,313	2,866,504	650,026	5,164,906
NAV and offering price per share	$ 32.96	$ 26.69	$ 42.09	$ 4.22	$ 29.87	$ 51.31
Fund level net assets consist of:
Capital paid-in	$ 359,973,566	$ 278,984,191	$71,051,616	$13,164,358	$30,935,307	$245,676,234
Total distributable earnings (loss)	(194,587,950)	(171,547,354)	11,382,481	5,938,430	10,687,482	55,785,402
Fund level net assets	$ 165,385,616	$ 107,436,837	$82,434,097	$19,102,788	$41,622,789	$301,461,636
Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01

(1)	Includes securities loaned of $ 284,206, $ 192,042 and $ 1,168,650 for Large-Cap Value, Small/Mid-Cap Value and Small-Cap Value Opportunities, respectively.
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended December 31, 2021
(Unaudited)
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Investment Income
Dividends	$ 4,279,285	$ 3,051,639	$ 763,501	$ 213,691	$ 253,916	$ 1,891,223
Securities lending income, net	—	—	4,381	998	1,235	7,664
Payment from affiliate	22,602	6,965	22,015	2,939	8,806	120,307
Foreign tax withheld on dividend income	(119,529)	(97,866)	(2,868)	(811)	—	—
Total investment income	4,182,358	2,960,738	787,029	216,817	263,957	2,019,194
Expenses
Management fees	577,369	405,032	290,301	64,432	156,007	1,199,745
12b-1 service fees - Class A Shares	131,515	28,562	54,430	6,977	3,979	31,619
12b-1 distribution and service fees - Class C Shares	21,348	1,751	6,250	6,433	2,459	38,391
Shareholder servicing agent fees	84,744	65,024	43,534	9,729	27,120	216,991
Interest expense	190	159	83	33	104	284
Custodian fees	28,330	30,163	7,505	12,440	14,795	22,924
Professional fees	36,344	31,593	15,341	14,113	14,643	30,465
Trustees fees	2,819	2,095	1,395	365	666	5,418
Shareholder reporting expenses	28,296	—	9,734	7,662	10,365	51,763
Federal and state registration fees	33,126	34,671	34,166	33,833	40,867	43,711
Other	2,243	—	9,949	5,678	5,557	34,290
Total expenses before fee waiver/expense reimbursement	946,324	599,050	472,688	161,695	276,562	1,675,601
Fee waiver/expense reimbursement	(90,153)	(54,286)	(43,311)	(75,116)	(70,889)	(184,538)
Net expenses	856,171	544,764	429,377	86,579	205,673	1,491,063
Net investment income (loss)	3,326,187	2,415,974	357,652	130,238	58,284	528,131
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	10,286,184	7,361,175	1,912,372	1,104,548	2,153,699	12,910,188
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(6,140,371)	(10,256,524)	(865,879)	(284,450)	(169,788)	(12,342,194)
Net realized and unrealized gain (loss)	4,145,813	(2,895,349)	1,046,493	820,098	1,983,911	567,994
Net increase (decrease) in net assets from operations	$ 7,472,000	$ (479,375)	$1,404,145	$ 950,336	$2,042,195	$ 1,096,125
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	Global Equity Income		International Value
	Unaudited Six Months Ended 12/31/21	Year Ended 6/30/21	Unaudited Six Months Ended 12/31/21	Year Ended 6/30/21
Operations
Net investment income (loss)	$ 3,326,187	$ 3,751,376	$ 2,415,974	$ 3,661,135
Net realized gain (loss) from:
Investments and foreign currency	10,286,184	11,965,025	7,361,175	11,448,651
Options written	—	52,236	—	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(6,140,371)	35,445,147	(10,256,524)	25,323,135
Net increase (decrease) in net assets from operations	7,472,000	51,213,784	(479,375)	40,432,921
Distributions to Shareholders
Dividends:
Class A Shares	(2,071,244)	(2,267,018)	(916,567)	(382,969)
Class C Shares	(65,199)	(137,057)	(12,590)	(8,350)
Class R3 Shares(1)	—	(8,915)	—	(7,359)
Class R6 Shares	—	—	—	—
Class I Shares	(1,169,103)	(1,334,285)	(3,349,086)	(2,141,648)
Return of capital:
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Class R3 Shares(1)	—	—	—	—
Class R6 Shares	—	—	—	—
Class I Shares	—	—	—	—
Decrease in net assets from distributions to shareholders	(3,305,546)	(3,747,275)	(4,278,243)	(2,540,326)
Fund Share Transactions
Proceeds from sale of shares	3,692,792	20,304,472	7,556,630	11,221,658
Proceeds from shares issued to shareholders due to reinvestment of distributions	3,121,775	3,540,336	4,120,251	2,475,399
	6,814,567	23,844,808	11,676,881	13,697,057
Cost of shares redeemed	(11,832,281)	(44,874,875)	(21,312,383)	(40,790,878)
Net increase (decrease) in net assets from Fund share transactions	(5,017,714)	(21,030,067)	(9,635,502)	(27,093,821)
Net increase (decrease) in net assets	(851,260)	26,436,442	(14,393,120)	10,798,774
Net assets at the beginning of period	166,236,876	139,800,434	121,829,957	111,031,183
Net assets at the end of period	$165,385,616	$166,236,876	$107,436,837	$121,829,957

(1)	Class R3 shares were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	Multi-Cap Value		Large-Cap Value
	Unaudited Six Months Ended 12/31/21	Year Ended 6/30/21	Unaudited Six Months Ended 12/31/21	Year Ended 6/30/21
Operations
Net investment income (loss)	$ 357,652	$ 487,170	$ 130,238	$ 180,325
Net realized gain (loss) from:
Investments and foreign currency	1,912,372	7,291,444	1,104,548	4,026,635
Options written	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(865,879)	21,798,579	(284,450)	2,652,029
Net increase (decrease) in net assets from operations	1,404,145	29,577,193	950,336	6,858,989
Distributions to Shareholders
Dividends:
Class A Shares	(526,152)	(691,357)	(1,063,128)	(612,121)
Class C Shares	(14,510)	(14,322)	(228,947)	(328,974)
Class R3 Shares(1)	—	—	—	(12,876)
Class R6 Shares	—	—	—	—
Class I Shares	(459,868)	(613,033)	(2,216,956)	(2,024,952)
Return of capital:
Class A Shares	—	(365,765)	—	—
Class C Shares	—	(14,049)	—	—
Class R3 Shares(1)	—	—	—	—
Class R6 Shares	—	—	—	—
Class I Shares	—	(296,068)	—	—
Decrease in net assets from distributions to shareholders	(1,000,530)	(1,994,594)	(3,509,031)	(2,978,923)
Fund Share Transactions
Proceeds from sale of shares	3,745,402	13,542,875	1,369,641	2,587,334
Proceeds from shares issued to shareholders due to reinvestment of distributions	919,635	1,818,505	3,344,935	2,860,497
	4,665,037	15,361,380	4,714,576	5,447,831
Cost of shares redeemed	(4,912,424)	(15,833,969)	(2,848,095)	(8,789,368)
Net increase (decrease) in net assets from Fund share transactions	(247,387)	(472,589)	1,866,481	(3,341,537)
Net increase (decrease) in net assets	156,228	27,110,010	(692,214)	538,529
Net assets at the beginning of period	82,277,869	55,167,859	19,795,002	19,256,473
Net assets at the end of period	$82,434,097	$ 82,277,869	$19,102,788	$19,795,002

(1)	Class R3 shares were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	Small/Mid-Cap Value		Small-Cap Value Opportunities
	Unaudited Six Months Ended 12/31/21	Year Ended 6/30/21	Unaudited Six Months Ended 12/31/21	Year Ended 6/30/21
Operations
Net investment income (loss)	$ 58,284	$ 84,076	$ 528,131	$ 257,041
Net realized gain (loss) from:
Investments and foreign currency	2,153,699	5,299,311	12,910,188	59,072,369
Options written	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(169,788)	8,373,577	(12,342,194)	51,255,908
Net increase (decrease) in net assets from operations	2,042,195	13,756,964	1,096,125	110,585,318
Distributions to Shareholders
Dividends:
Class A Shares	(439,199)	(6,042)	(2,568,647)	(135,444)
Class C Shares	(73,621)	—	(872,393)	—
Class R3 Shares(1)	—	(71)	—	(8,403)
Class R6 Shares	(2,382,286)	(66,601)	(557,719)	(57,035)
Class I Shares	(2,634,624)	(65,867)	(27,534,174)	(1,474,480)
Return of capital:
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Class R3 Shares(1)	—	—	—	—
Class R6 Shares	—	—	—	—
Class I Shares	—	—	—	—
Decrease in net assets from distributions to shareholders	(5,529,730)	(138,581)	(31,532,933)	(1,675,362)
Fund Share Transactions
Proceeds from sale of shares	5,195,791	24,039,673	46,643,568	79,786,080
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,448,185	137,331	30,441,627	1,598,145
	10,643,976	24,177,004	77,085,195	81,384,225
Cost of shares redeemed	(12,102,410)	(12,096,775)	(50,260,252)	(80,440,650)
Net increase (decrease) in net assets from Fund share transactions	(1,458,434)	12,080,229	26,824,943	943,575
Net increase (decrease) in net assets	(4,945,969)	25,698,612	(3,611,865)	109,853,531
Net assets at the beginning of period	46,568,758	20,870,146	305,073,501	195,219,970
Net assets at the end of period	$ 41,622,789	$ 46,568,758	$301,461,636	$305,073,501

(1)	Class R3 shares were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

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Financial Highlights
Global Equity Income
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended June 30	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/09)
2022(f)	$32.13	$0.65	$ 0.83	$ 1.48	$(0.65)	$ —	$(0.65)	$32.96
2021	23.44	0.68	8.70	9.38	(0.69)	—	(0.69)	32.13
2020	26.59	0.57	(3.10)	(2.53)	(0.62)	—	(0.62)	23.44
2019	27.45	0.69	(0.20)	0.49	(0.72)	(0.63)	(1.35)	26.59
2018	27.34	0.83	0.12	0.95	(0.60)	(0.24)	(0.84)	27.45
2017	24.47	0.94	2.87	3.81	(0.94)	—*	(0.94)	27.34
Class C (09/09)
2022(f)	32.06	0.51	0.85	1.36	(0.53)	—	(0.53)	32.89
2021	23.40	0.44	8.70	9.14	(0.48)	—	(0.48)	32.06
2020	26.54	0.40	(3.11)	(2.71)	(0.43)	—	(0.43)	23.40
2019	27.39	0.46	(0.16)	0.30	(0.52)	(0.63)	(1.15)	26.54
2018	27.28	0.62	0.11	0.73	(0.38)	(0.24)	(0.62)	27.39
2017	24.42	1.18	2.42	3.60	(0.74)	—*	(0.74)	27.28
Class I (09/09)
2022(f)	32.14	0.69	0.82	1.51	(0.69)	—	(0.69)	32.96
2021	23.45	0.75	8.70	9.45	(0.76)	—	(0.76)	32.14
2020	26.60	0.63	(3.10)	(2.47)	(0.68)	—	(0.68)	23.45
2019	27.46	0.74	(0.18)	0.56	(0.79)	(0.63)	(1.42)	26.60
2018	27.35	0.90	0.12	1.02	(0.67)	(0.24)	(0.91)	27.46
2017	24.48	0.94	2.93	3.87	(1.00)	—*	(1.00)	27.35

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(d)
Total Return(b), (c)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Portfolio Turnover Rate(e)

4.64%	$105,085	1.21%**	3.86%**	3.83%**	1.10%**	3.97%**	3.94%**	23%
40.43	105,751	1.26	2.29	N/A	1.11	2.44	N/A	42
(9.53)	80,897	1.24	2.24	N/A	1.11	2.37	N/A	53
2.23	103,494	1.19	2.52	N/A	1.11	2.60	N/A	30
3.42	118,895	1.18	2.85	N/A	1.11	2.92	N/A	31
15.75	152,606	1.33	3.36	N/A	1.11	3.58	N/A	86

4.26	4,064	1.96**	3.01**	2.98**	1.85**	3.12**	3.09**	23
39.34	4,660	2.01	1.49	N/A	1.86	1.64	N/A	42
(10.18)	14,342	1.99	1.48	N/A	1.86	1.61	N/A	53
1.45	37,564	1.94	1.68	N/A	1.86	1.76	N/A	30
2.65	67,535	1.93	2.10	N/A	1.86	2.16	N/A	31
14.87	81,440	2.03	4.24	N/A	1.86	4.41	N/A	86

4.74	56,236	0.96**	4.12**	4.09**	0.85**	4.23**	4.20**	23
40.76	55,826	1.01	2.54	N/A	0.86	2.69	N/A	42
(9.25)	43,978	0.99	2.49	N/A	0.86	2.62	N/A	53
2.45	63,168	0.94	2.73	N/A	0.86	2.81	N/A	30
3.69	82,677	0.92	3.08	N/A	0.86	3.15	N/A	31
16.03	91,922	1.07	3.41	N/A	0.86	3.62	N/A	86
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	During the current fiscal period, the Fund received voluntary compensation from the Adviser. The Fund’s Total Return for each share class would decrease by an amount equaling 0.03% if such voluntary compensation were excluded for the current fiscal period. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(c)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(d)	After fee waiver and/or expense reimbursement from the Adviser, when applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, for more information.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended December 31, 2021.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	Fund did not have Payments from Affiliates for periods prior to the six months ended December 31, 2021.
See accompanying notes to financial statements.

Financial Highlights (continued)
International Value
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended June 30	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/99)
2022(f)	$27.73	$0.58	$(0.71)	$(0.13)	$(1.08)	$ —	$(1.08)	$26.52
2021	20.17	0.70	7.34	8.04	(0.48)	—	(0.48)	27.73
2020	23.39	0.32	(2.83)	(2.51)	(0.71)	—	(0.71)	20.17
2019	25.16	0.50	(2.01)	(1.51)	(0.26)	—	(0.26)	23.39
2018	24.91	0.38	0.62	1.00	(0.75)	—	(0.75)	25.16
2017(g)	22.22	0.40	2.71	3.11	(0.42)	—	(0.42)	24.91
2016	24.59	0.47	(2.53)	(2.06)	(0.31)	—	(0.31)	22.22
Class C (12/99)
2022(f)	26.37	0.42	(0.64)	(0.22)	(1.03)	—	(1.03)	25.12
2021	19.20	0.43	7.04	7.47	(0.30)	—	(0.30)	26.37
2020	22.28	0.16	(2.73)	(2.57)	(0.51)	—	(0.51)	19.20
2019	23.94	0.25	(1.84)	(1.59)	(0.07)	—	(0.07)	22.28
2018	23.70	0.17	0.61	0.78	(0.54)	—	(0.54)	23.94
2017(g)	21.13	0.21	2.61	2.82	(0.25)	—	(0.25)	23.70
2016	23.39	0.28	(2.41)	(2.13)	(0.13)	—	(0.13)	21.13
Class I (12/99)
2022(f)	27.87	0.59	(0.68)	(0.09)	(1.09)	—	(1.09)	26.69
2021	20.27	0.75	7.38	8.13	(0.53)	—	(0.53)	27.87
2020	23.50	0.36	(2.82)	(2.46)	(0.77)	—	(0.77)	20.27
2019	25.29	0.58	(2.04)	(1.46)	(0.33)	—	(0.33)	23.50
2018	25.03	0.46	0.62	1.08	(0.82)	—	(0.82)	25.29
2017(g)	22.33	0.50	2.68	3.18	(0.48)	—	(0.48)	25.03
2016	24.72	0.53	(2.54)	(2.01)	(0.38)	—	(0.38)	22.33

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(d)
Total Return(b), (c)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Portfolio Turnover Rate(e)

(0.44) %	$ 23,147	1.24%*	4.07%*	4.06%*	1.14%*	4.16%*	4.15%*	15%
40.20	22,153	1.28	2.74	N/A	1.15	2.88	N/A	24
(11.24)	17,579	1.33	1.36	N/A	1.15	1.55	N/A	22
(5.90)	23,088	1.32	1.95	N/A	1.15	2.11	N/A	14
3.92	26,710	1.27	1.34	N/A	1.15	1.46	N/A	17
14.24	28,490	1.27*	1.78*	N/A	1.15*	1.90*	N/A	23
(8.38)	30,998	1.34	2.10	N/A	1.33	2.11	N/A	20

(0.82)	317	1.99*	3.13*	3.12*	1.89*	3.22*	3.21*	15
39.17	365	2.03	1.79	N/A	1.90	1.93	N/A	24
(11.88)	963	2.08	0.57	N/A	1.90	0.76	N/A	22
(6.68)	3,055	2.07	0.97	N/A	1.90	1.14	N/A	14
3.20	9,986	2.02	0.56	N/A	1.90	0.68	N/A	17
13.47	11,688	2.02*	0.95*	N/A	1.90*	1.06*	N/A	23
(9.11)	16,182	2.09	1.32	N/A	2.08	1.33	N/A	20

(0.31)	83,973	0.99*	4.12*	4.11*	0.89*	4.21*	4.20*	15
40.51	99,311	1.03	2.96	N/A	0.90	3.10	N/A	24
(11.00)	91,781	1.08	1.49	N/A	0.90	1.68	N/A	22
(5.67)	218,300	1.07	2.31	N/A	0.90	2.48	N/A	14
4.20	251,067	1.02	1.65	N/A	0.90	1.76	N/A	17
14.51	255,113	1.02*	2.25*	N/A	0.90*	2.36*	N/A	23
(8.17)	179,707	1.09	2.37	N/A	1.08	2.38	N/A	20

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	During the current fiscal period, the Fund received voluntary compensation from the Adviser. The Fund’s Total Return for each share class would decrease by an amount equaling 0.01% if such voluntary compensation were excluded for the current fiscal period. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(c)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(d)	After fee waiver and/or expense reimbursement from the Adviser, when applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, for more information.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended December 31, 2021.
(g)	For the eleven months ended June 30, 2017. Periods prior to 2017 are for the fiscal year ended July 31.
*	Annualized.
N/A	Fund did not have Payments from Affiliates for periods prior to the six months ended December 31, 2021.
See accompanying notes to financial statements.

Financial Highlights (continued)
Multi-Cap Value
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended June 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV
Class A (12/02)
2022(f)	$41.46	$ 0.16	$ 0.54	$ 0.70	$(0.51)	$ —	$ —	$(0.51)	$41.65
2021	27.13	0.22	15.15	15.37	(0.69)	—	(0.35)	(1.04)	41.46
2020	32.55	0.66	(5.70)	(5.04)	(0.38)	—	—	(0.38)	27.13
2019	31.84	0.26	0.45	0.71	—	—	—	0.00	32.55
2018(g)	29.15	(0.18)	3.42	3.24	(0.55)	—	—	(0.55)	31.84
2017	23.86	0.46	5.04	5.50	(0.21)	—	—	(0.21)	29.15
Class C (12/02)
2022(f)	38.66	0.00*	0.51	0.51	(0.47)	—	—	(0.47)	38.70
2021	25.32	(0.03)	14.14	14.11	(0.42)	—	(0.35)	(0.77)	38.66
2020	30.40	0.42	(5.37)	(4.95)	(0.13)	—	—	(0.13)	25.32
2019	29.97	(0.02)	0.45	0.43	—	—	—	0.00	30.40
2018(g)	27.46	(0.37)	3.19	2.82	(0.31)	—	—	(0.31)	29.97
2017	22.49	0.20	4.80	5.00	(0.03)	—	—	(0.03)	27.46
Class I (11/97)
2022(f)	41.84	0.21	0.56	0.77	(0.52)	—	—	(0.52)	42.09
2021	27.37	0.30	15.30	15.60	(0.78)	—	(0.35)	(1.13)	41.84
2020	32.83	0.75	(5.75)	(5.00)	(0.46)	—	—	(0.46)	27.37
2019	32.03	0.34	0.46	0.80	—	—	—	0.00	32.83
2018(g)	29.33	(0.11)	3.43	3.32	(0.62)	—	—	(0.62)	32.03
2017	24.00	0.49	5.11	5.60	(0.27)	—	—	(0.27)	29.33

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(d)
Total Return(b), (c)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Portfolio Turnover Rate(e)

1.69%	$43,343	1.25%**	0.66%**	0.61%**	1.14%**	0.76%**	0.71%**	16%
57.70	43,489	1.29	0.50	N/A	1.15	0.64	N/A	58
(15.73)	29,133	1.30	2.15	N/A	1.15	2.30	N/A	54
2.23	42,199	1.26	0.73	N/A	1.15	0.84	N/A	23
11.14	30,003	1.24	(0.67)	N/A	1.15	(0.58)	N/A	118
23.08	30,955	1.25	1.64	N/A	1.15	1.74	N/A	46

1.33	1,198	2.00**	(0.09)**	(0.14)**	1.89**	0.01**	(0.04)**	16
56.54	1,347	2.04	(0.23)	N/A	1.90	(0.09)	N/A	58
(16.37)	1,632	2.05	1.41	N/A	1.90	1.56	N/A	54
1.43	2,672	2.01	(0.17)	N/A	1.90	(0.06)	N/A	23
10.29	21,143	1.99	(1.39)	N/A	1.90	(1.29)	N/A	118
22.17	23,652	2.00	0.70	N/A	1.90	0.80	N/A	46

1.83	37,892	1.00**	0.91**	0.86**	0.89**	1.01**	0.96**	16
58.09	37,441	1.04	0.74	N/A	0.90	0.88	N/A	58
(15.51)	24,403	1.05	2.41	N/A	0.90	2.56	N/A	54
2.50	38,712	1.01	0.97	N/A	0.90	1.08	N/A	23
11.37	40,008	0.99	(0.44)	N/A	0.90	(0.35)	N/A	118
23.45	40,694	1.00	1.74	N/A	0.90	1.84	N/A	46

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	During the current fiscal period, the Fund received voluntary compensation from the Adviser. The Fund’s Total Return for each share class would decrease by an amount equaling 0.05% if such voluntary compensation were excluded for the current fiscal period. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(c)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(d)	After fee waiver and/or expense reimbursement from the Adviser, when applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, for more information.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended December 31, 2021.
(g)	Per share Net investment income (loss) and Net Investment Income (Loss) to Average Net Assets ratios include a change in estimated return of capital recorded by the Fund during the fiscal year ended June 30, 2018. Such change in estimate occurred upon receiving the reporting of the actual character of the dividends received from the issuers of certain securities. If such change in estimate were excluded, per share Net Investment Income (Loss) and the ratios of Net Investment Income (Loss) to Average Net Assets for each share class would have been as follows:

	Per Share Net Investment Income (Loss)(a)	Ratios of Net Investment Income (Loss) to Average Net Assets Before Reimbursement	Ratios of Net Investment Income (Loss) to Average Net Assets After Reimbursement
Class A	$ 0.21	0.60%	0.69%
Class C	(0.01)	(0.12)	(0.03)
Class I	0.28	0.83	0.92

*	Rounds to less than $.01 per share.
**	Annualized.
N/A	Fund did not have Payments from Affiliates for periods prior to the six months ended December 31, 2021.
See accompanying notes to financial statements.

Financial Highlights (continued)
Large-Cap Value
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended June 30	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/06)
2022(f)	$4.84	$0.03	$ 0.19	$ 0.22	$(0.04)	$(0.83)	$(0.87)	$4.19
2021	3.96	0.03	1.57	1.60	(0.15)	(0.57)	(0.72)	4.84
2020	5.15	0.12	(0.62)	(0.50)	(0.09)	(0.60)	(0.69)	3.96
2019	6.72	0.07	(0.19)	(0.12)	(0.03)	(1.42)	(1.45)	5.15
2018	7.88	0.06	0.61	0.67	(0.17)	(1.66)	(1.83)	6.72
2017	7.27	0.07	1.32	1.39	(0.10)	(0.68)	(0.78)	7.88
Class C (12/06)
2022(f)	3.88	0.01	0.16	0.17	(0.04)	(0.83)	(0.87)	3.18
2021	3.28	0.01	1.26	1.27	(0.10)	(0.57)	(0.67)	3.88
2020	4.36	0.07	(0.51)	(0.44)	(0.04)	(0.60)	(0.64)	3.28
2019	5.95	0.02	(0.19)	(0.17)	—	(1.42)	(1.42)	4.36
2018	7.16	0.01	0.54	0.55	(0.10)	(1.66)	(1.76)	5.95
2017	6.66	0.01	1.21	1.22	(0.04)	(0.68)	(0.72)	7.16
Class I (12/06)
2022(f)	4.87	0.04	0.19	0.23	(0.05)	(0.83)	(0.88)	4.22
2021	3.98	0.05	1.57	1.62	(0.16)	(0.57)	(0.73)	4.87
2020	5.17	0.13	(0.62)	(0.49)	(0.10)	(0.60)	(0.70)	3.98
2019	6.75	0.08	(0.19)	(0.11)	(0.05)	(1.42)	(1.47)	5.17
2018	7.91	0.08	0.61	0.69	(0.19)	(1.66)	(1.85)	6.75
2017	7.29	0.09	1.33	1.42	(0.12)	(0.68)	(0.80)	7.91

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(d)
Total Return(b), (c)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Portfolio Turnover Rate(e)

4.92%	$ 5,942	1.75%*	0.44%*	0.41%*	0.99%*	1.20%*	1.17%*	14%
44.10	5,419	1.76	0.02	N/A	1.00	0.79	N/A	42
(12.08)	4,233	1.40	2.16	N/A	1.00	2.56	N/A	59
1.96	4,395	1.27	0.99	N/A	1.00	1.26	N/A	35
8.71	4,556	1.19	0.64	N/A	1.00	0.83	N/A	48
19.64	6,473	1.18	0.88	N/A	1.18	0.88	N/A	46

4.63	1,052	2.50*	(0.29)*	(0.32)*	1.74*	0.47*	0.44*	14
42.65	1,368	2.51	(0.58)	N/A	1.75	0.19	N/A	42
(12.62)	1,758	2.15	1.41	N/A	1.75	1.82	N/A	59
1.21	2,882	2.02	0.22	N/A	1.75	0.48	N/A	35
7.86	4,275	1.94	(0.11)	N/A	1.75	0.08	N/A	48
18.62	5,652	1.93	0.13	N/A	1.93	0.13	N/A	46

4.90	12,109	1.50*	0.70*	0.67*	0.74*	1.46*	1.43*	14
44.50	13,008	1.51	0.34	N/A	0.75	1.11	N/A	42
(11.81)	13,196	1.15	2.40	N/A	0.75	2.81	N/A	59
2.13	38,538	1.02	1.20	N/A	0.75	1.46	N/A	35
8.96	60,371	0.94	0.89	N/A	0.75	1.08	N/A	48
19.85	74,352	0.93	1.12	N/A	0.93	1.12	N/A	46

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	During the current fiscal period, the Fund received voluntary compensation from the Adviser. The Fund’s Total Return for each share class would decrease by an amount equaling 0.03% if such voluntary compensation were excluded for the current fiscal period. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(c)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(d)	After fee waiver and/or expense reimbursement from the Adviser, when applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, for more information.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended December 31, 2021.
*	Annualized.
N/A	Fund did not have Payments from Affiliates for periods prior to the six months ended December 31, 2021.
See accompanying notes to financial statements.

Financial Highlights (continued)
Small/Mid-Cap Value
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended June 30	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/06)
2022(f)	$32.13	$( —)*	$ 1.60	$ 1.60	$(0.11)	$(4.56)	$(4.67)	$29.06
2021	20.05	0.01	12.13	12.14	(0.06)	—	(0.06)	32.13
2020	23.47	0.11	(3.45)	(3.34)	(0.08)	—	(0.08)	20.05
2019	36.02	0.08	(3.94)	(3.86)	—	(8.69)	(8.69)	23.47
2018	33.23	(0.08)	4.61	4.53	(0.01)	(1.73)	(1.74)	36.02
2017	27.78	0.01	5.44	5.45	—	—	—	33.23
Class C (12/06)
2022(f)	27.57	(0.11)	1.36	1.25	(0.09)	(4.56)	(4.65)	24.17
2021	17.29	(0.14)	10.42	10.28	—	—	—	27.57
2020	20.33	(0.03)	(3.01)	(3.04)	—	—	—	17.29
2019	32.87	(0.12)	(3.73)	(3.85)	—	(8.69)	(8.69)	20.33
2018	30.68	(0.32)	4.24	3.92	—	(1.73)	(1.73)	32.87
2017	25.84	(0.22)	5.06	4.84	—	—	—	30.68
Class R6 (06/16)
2022(f)	33.06	0.07	1.66	1.73	(0.11)	(4.56)	(4.67)	30.12
2021	20.64	0.10	12.49	12.59	(0.17)	—	(0.17)	33.06
2020	24.15	0.21	(3.54)	(3.33)	(0.18)	—	(0.18)	20.64
2019	36.62	0.20	(3.98)	(3.78)	—	(8.69)	(8.69)	24.15
2018	33.70	0.06	4.69	4.75	(0.10)	(1.73)	(1.83)	36.62
2017	28.05	(0.08)	5.73	5.65	—	—	—	33.70
Class I (12/06)
2022(f)	32.86	0.04	1.64	1.68	(0.11)	(4.56)	(4.67)	29.87
2021	20.49	0.07	12.42	12.49	(0.12)	—	(0.12)	32.86
2020	23.99	0.19	(3.55)	(3.36)	(0.14)	—	(0.14)	20.49
2019	36.50	0.16	(3.98)	(3.82)	—	(8.69)	(8.69)	23.99
2018	33.65	0.01	4.67	4.68	(0.10)	(1.73)	(1.83)	36.50
2017	28.05	0.08	5.52	5.60	—	—	—	33.65

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(d)
Total Return(b), (c)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Portfolio Turnover Rate(e)

5.36%	$ 3,540	1.65%**	(0.37)%**	(0.41)%**	1.30%**	(0.03)%**	(0.07)%**	18%
60.64	3,321	1.64	(0.28)	N/A	1.31	0.06	N/A	57
(14.29)	2,599	1.85	(0.01)	N/A	1.31	0.54	N/A	58
(6.42)	3,137	1.73	(0.13)	N/A	1.31	0.29	N/A	54
13.98	4,512	1.53	(0.46)	N/A	1.31	(0.24)	N/A	49
19.62	5,529	1.43	(0.08)	N/A	1.31	0.03	N/A	88

4.99	447	2.40**	(1.11)**	(1.15)**	2.05**	(0.77)**	(0.81)**	18
59.46	538	2.39	(0.99)	N/A	2.06	(0.65)	N/A	57
(14.95)	763	2.60	(0.73)	N/A	2.06	(0.19)	N/A	58
(7.13)	1,374	2.48	(0.90)	N/A	2.06	(0.47)	N/A	54
13.12	3,194	2.29	(1.22)	N/A	2.06	(0.99)	N/A	49
18.73	3,078	2.18	(0.87)	N/A	2.06	(0.74)	N/A	88

5.62	18,218	1.18**	0.10**	0.06**	0.84**	0.44**	0.40**	18
61.19	19,155	1.28	0.04	N/A	0.95	0.37	N/A	57
(13.93)	8,747	1.43	0.42	N/A	0.88	0.96	N/A	58
(6.03)	9,691	1.32	0.29	N/A	0.90	0.72	N/A	54
14.44	9,629	1.13	(0.07)	N/A	0.89	0.17	N/A	49
20.14	5,820	1.05	(0.39)	N/A	0.90	(0.24)	N/A	88

5.50	19,419	1.40**	(0.13)**	(0.17)**	1.05**	0.21**	0.17**	18
61.03	23,554	1.39	(0.07)	N/A	1.06	0.26	N/A	57
(14.07)	8,457	1.60	0.34	N/A	1.06	0.89	N/A	58
(6.19)	8,874	1.48	0.13	N/A	1.06	0.55	N/A	54
14.25	20,522	1.25	(0.18)	N/A	1.06	0.02	N/A	49
19.96	44,750	1.18	0.12	N/A	1.06	0.24	N/A	88

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	During the current fiscal period, the Fund received voluntary compensation from the Adviser. The Fund’s Total Return for each share class would decrease by an amount equaling 0.04% if such voluntary compensation were excluded for the current fiscal period. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(c)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(d)	After fee waiver and/or expense reimbursement from the Adviser, when applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, for more information.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended December 31, 2021.
*	Rounds to less than $(0.01).
**	Annualized.
N/A	Fund did not have Payments from Affiliates for periods prior to the six months ended December 31, 2021.
See accompanying notes to financial statements.

Financial Highlights (continued)
Small-Cap Value Opportunities
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended June 30	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (12/04)
2022(f)	$55.06	$ 0.04	$ (0.14)	$ (0.10)	$(0.08)	$(5.66)	$(5.74)	$49.22
2021	33.98	(0.02)	21.36	21.34	(0.26)	—	(0.26)	55.06
2020	42.97	0.11	(6.36)	(6.25)	(0.01)	(2.73)	(2.74)	33.98
2019	55.23	0.03	(7.03)	(7.00)	—	(5.26)	(5.26)	42.97
2018	49.16	(0.16)	8.34	8.18	—	(2.11)	(2.11)	55.23
2017	42.06	(0.16)	8.62	8.46	—	(1.36)	(1.36)	49.16
Class C (12/04)
2022(f)	47.84	(0.14)	(0.13)	(0.27)	(0.07)	(5.66)	(5.73)	41.84
2021	29.57	(0.31)	18.58	18.27	—	—	—	47.84
2020	37.99	(0.16)	(5.53)	(5.69)	—	(2.73)	(2.73)	29.57
2019	49.96	(0.28)	(6.43)	(6.71)	—	(5.26)	(5.26)	37.99
2018	44.98	(0.50)	7.59	7.09	—	(2.11)	(2.11)	49.96
2017	38.87	(0.48)	7.95	7.47	—	(1.36)	(1.36)	44.98
Class R6 (02/13)
2022(f)	57.78	0.15	(0.13)	0.02	(0.09)	(5.66)	(5.75)	52.05
2021	35.66	0.17	22.41	22.58	(0.46)	—	(0.46)	57.78
2020	44.93	0.28	(6.63)	(6.35)	(0.19)	(2.73)	(2.92)	35.66
2019	57.24	0.22	(7.27)	(7.05)	—	(5.26)	(5.26)	44.93
2018	50.67	0.05	8.63	8.68	—	(2.11)	(2.11)	57.24
2017	43.13	0.04	8.86	8.90	—	(1.36)	(1.36)	50.67
Class I (12/04)
2022(f)	57.08	0.11	(0.13)	(0.02)	(0.09)	(5.66)	(5.75)	51.31
2021	35.21	0.08	22.15	22.23	(0.36)	—	(0.36)	57.08
2020	44.43	0.20	(6.57)	(6.37)	(0.12)	(2.73)	(2.85)	35.21
2019	56.75	0.16	(7.22)	(7.06)	—	(5.26)	(5.26)	44.43
2018	50.34	(0.03)	8.55	8.52	—	(2.11)	(2.11)	56.75
2017	42.93	(0.06)	8.83	8.77	—	(1.36)	(1.36)	50.34

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(d)
Total Return(b), (c)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Expenses	Net Investment Income (Loss)	Net Investment Income (Loss) Excluding Payment From Affiliates	Portfolio Turnover Rate(e)

0.07%	$ 24,050	1.32%*	0.02%*	(0.06)%*	1.19%*	0.14%*	0.06%*	29%
63.00	27,091	1.37	(0.05)	N/A	1.36	(0.04)	N/A	86
(15.95)	24,846	1.35	0.28	N/A	1.35	0.28	N/A	43
(11.47)	66,539	1.24	0.07	N/A	1.24	0.07	N/A	62
16.94	82,161	1.27	(0.31)	N/A	1.27	(0.31)	N/A	67
20.12	82,559	1.30	(0.34)	N/A	1.30	(0.34)	N/A	57

(0.29)	6,761	2.07*	(0.73)*	(0.81)*	1.94*	(0.61)*	(0.69)*	29
61.79	8,429	2.12	(0.81)	N/A	2.11	(0.80)	N/A	86
(16.58)	7,644	2.10	(0.49)	N/A	2.10	(0.49)	N/A	43
(12.14)	13,419	1.99	(0.68)	N/A	1.99	(0.68)	N/A	62
16.05	21,723	2.01	(1.05)	N/A	2.01	(1.05)	N/A	67
19.21	23,251	2.05	(1.10)	N/A	2.05	(1.10)	N/A	57

0.29	5,657	0.93*	0.41*	0.33*	0.80*	0.53*	0.45*	29
63.67	6,160	0.95	0.35	N/A	0.94	0.36	N/A	86
(15.55)	6,315	0.91	0.70	N/A	0.91	0.70	N/A	43
(11.12)	10,899	0.86	0.46	N/A	0.86	0.46	N/A	62
17.41	11,093	0.85	0.10	N/A	0.85	0.10	N/A	67
20.64	9,284	0.86	0.09	N/A	0.86	0.09	N/A	57

0.20	264,994	1.07*	0.27*	0.19*	0.94*	0.39*	0.31*	29
63.42	263,394	1.11	0.15	N/A	1.10	0.16	N/A	86
(15.75)	154,309	1.10	0.51	N/A	1.10	0.51	N/A	43
(11.26)	456,623	0.99	0.33	N/A	0.99	0.33	N/A	62
17.22	642,477	1.01	(0.05)	N/A	1.01	(0.05)	N/A	67
20.43	590,033	1.05	(0.12)	N/A	1.05	(0.12)	N/A	57

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	During the current fiscal period, the Fund received voluntary compensation from the Adviser. The Fund’s Total Return for each share class would decrease by an amount equaling 0.08% if such voluntary compensation were excluded for the current fiscal period. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(c)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(d)	After fee waiver and/or expense reimbursement from the Adviser, when applicable. See Note 7 – Management Fees and Other Transactions with Affiliates, for more information.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended December 31, 2021.
*	Annualized.
N/A	Fund did not have Payments from Affiliates for periods prior to the six months ended December 31, 2021.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Nuveen Investment Trust is comprised of the Nuveen Global Equity Income Fund (“Global Equity Income”) (formerly Nuveen NWQ Global Equity Income Fund), Nuveen Multi-Cap Value Fund (“Multi-Cap Value”) (formerly Nuveen NWQ Multi-Cap Value Fund), Nuveen Large-Cap Value Fund (“Large-Cap Value”) (formerly Nuveen NWQ Large-Cap Value Fund) , Nuveen Small/Mid-Cap Value Fund (“Small/Mid-Cap Value”) (formerly Nuveen NWQ Small/Mid-Cap Value Fund) and Nuveen Small-Cap Value Opportunities Fund (“Small-Cap Value Opportunities”) (formerly Nuveen NWQ Small-Cap Value Fund), among others, and Nuveen Investment Trust II is comprised of Nuveen International Value Fund ("International Value”) (formerly Nuveen NWQ International Value Fund), among others (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Investment Trust and Nuveen Investment Trust II were each organized as Massachusetts business trusts in 1996 and 1997, respectively.
The end of the reporting period for the Funds is December 31, 2021, and the period covered by these Notes to Financial Statements is the six months ended December 31, 2021 (the “current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. As of December 31, 2021, the Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (“NAM”), an subsidiary of the Adviser, under which NAM manages the investment portfolios of the Funds. Prior to December 31, 2021, the Adviser had entered into sub-advisory agreements with NWQ Investment Management Company, LLC ("NWQ"), an affiliate of the Adviser.
Sub-Adviser and Fund Name Changes
During August 2021, the Funds’ Board of Trustees (the "Board") approved sub-advisory agreements, effective on December 31, 2021, between the Adviser and NAM, pursuant to which NAM replaced NWQ as each Fund’s sub-adviser. In connection therewith, the Board also approved the following name change for each Fund, effective October 29, 2021:
•	Nuveen NWQ Global Equity Income Fund to Nuveen Global Equity Income Fund
•	Nuveen NWQ International Value Fund to Nuveen International Value Fund
•	Nuveen NWQ Multi-Cap Value Fund to Nuveen Multi Cap Value Fund
•	Nuveen NWQ Large-Cap Value Fund to Nuveen Large Cap Value Fund
•	Nuveen NWQ Small/Mid-Cap Value Fund to Nuveen Small/Mid Cap Value Fund
•	Nuveen NWQ Small-Cap Value Fund to Nuveen Small Cap Value Opportunities Fund
The Funds’ portfolio management teams and investment strategies were not affected by these changes.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of

COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
Neither Trust pays compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Global Equity Income	Value	% of Net Assets
Country:
Germany	$17,407,497	10.5%
Japan	9,771,427	5.9
United Kingdom	8,306,632	5.0
France	7,944,479	4.8
South Korea	6,607,039	4.0
Finland	3,687,692	2.2
China	3,498,278	2.1
Taiwan	3,003,665	1.8
Sweden	2,642,605	1.6
Other	17,610,924	10.8
Total non-U.S. securities	$80,480,238	48.7%

Notes to Financial Statements (Unaudited) (continued)
International Value	Value	% of Net Assets
Country:
Japan	$ 23,937,249	22.3%
Germany	14,391,523	13.4
United Kingdom	12,462,042	11.6
France	10,681,242	9.9
Netherlands	8,011,097	7.5
South Korea	7,866,621	7.3
Switzerland	4,575,917	4.3
Belgium	4,419,855	4.1
Australia	4,411,869	4.1
Other	12,918,120	12.0
Total non-U.S. securities	$103,675,535	96.5%
Indemnifications
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. Each Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities Lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4  –  Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or 2.
Prices of fixed-income securities are provided by a pricing service approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or

Notes to Financial Statements (Unaudited) (continued)
collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Global Equity Income	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$82,069,305	$72,728,840**	$ —	$154,798,145
Convertible Preferred Securities	8,559,441	—	—	8,559,441
Total	$90,628,746	$72,728,840	$ —	$163,357,586

International Value	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$17,395,312	$89,894,887**	$ —	$107,290,199

Multi-Cap Value	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$82,078,175	$ —	$ —	$82,078,175

Large-Cap Value	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$18,650,426	$ —	$ —	$18,650,426
Investments Purchased with Collateral from Securities Lending	290,064	—	—	290,064
Short-Term Investments:
Repurchase Agreements	—	374,460	—	374,460
Total	$18,940,490	$374,460	$ —	$19,314,950

Small/Mid-Cap Value	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$39,595,386	$ —	$ —	$39,595,386
Investments Purchased with Collateral from Securities Lending	204,309	—	—	204,309
Short-Term Investments:
Repurchase Agreements	—	1,836,765	—	1,836,765
Total	$39,799,695	$1,836,765	$ —	$41,636,460

Small-Cap Value Opportunities	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$294,156,201	$ —	$ —	$294,156,201
Investments Purchased with Collateral from Securities Lending	1,243,286	—	—	1,243,286
Short-Term Investments:
Repurchase Agreements	—	4,920,022	—	4,920,022
Total	$295,399,487	$4,920,022	$ —	$300,319,509

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
4.  Portfolio Securities and Investments in Derivatives
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty
Large-Cap Value	Fixed Income Clearing Corporation	$ 374,460	$ (382,031)
Small/Mid-Cap Value	Fixed Income Clearing Corporation	1,836,765	(1,873,501)
Small-Cap Value Opportunities	Fixed Income Clearing Corporation	4,920,022	(5,018,053)
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
Large-Cap Value	Common Stock	$ 284,206	$ 290,064
Small/Mid-Cap Value	Common Stock	192,042	204,309
Small-Cap Value Opportunities	Common Stock	1,168,650	1,243,286
Investment Transactions
Long-term purchases and sales (including maturities but excluding investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Purchases	$37,076,023	$16,287,890	$13,394,600	$2,594,126	$ 7,207,195	$84,809,620
Sales and maturities	40,369,553	25,738,580	13,022,235	3,985,380	13,869,270	87,506,392
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed-delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Notes to Financial Statements (Unaudited) (continued)
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 12/31/21		Year Ended 6/30/21
Global Equity Income	Shares	Amount	Shares	Amount
Shares sold:
Class A	35,644	$ 1,148,593	426,771	$ 11,630,534
Class A – automatic conversion of Class C Shares	55	1,737	3,861	104,250
Class A - automatic conversion of Class R3 Shares	—	—	19,586	645,359
Class C	234	7,502	3,336	97,623
Class R3(1)	—	—	3,523	93,253
Class I	78,685	2,534,960	272,707	7,733,453
Shares issued to shareholders due to reinvestment of distributions:
Class A	58,760	1,914,866	73,787	2,091,541
Class C	1,993	65,054	5,123	136,127
Class R3(1)	—	—	320	8,479
Class I	35,064	1,141,855	46,034	1,304,189
	210,435	6,814,567	855,048	23,844,808
Shares redeemed:
Class A	(197,307)	(6,384,763)	(683,432)	(18,493,548)
Class C	(23,918)	(769,568)	(472,171)	(12,719,643)
Class C – automatic conversion to Class A Shares	(55)	(1,737)	(3,872)	(104,250)
Class R3(1)	—	—	(9,126)	(243,570)
Class R3 – automatic conversion to Class A Shares	—	—	(19,628)	(645,359)
Class I	(144,942)	(4,676,213)	(457,297)	(12,668,505)
	(366,222)	(11,832,281)	(1,645,526)	(44,874,875)
Net increase (decrease)	(155,787)	$ (5,017,714)	(790,478)	$(21,030,067)

(1)	Class R3 shares were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 12/31/21		Year Ended 6/30/21
International Value	Shares	Amount	Shares	Amount
Shares sold:
Class A	166,297	$ 4,501,933	121,453	$ 2,958,668
Class A - automatic conversion of Class R3 Shares	—	—	17,870	511,446
Class C	—	—	2,668	63,807
Class R3(1)	—	—	10,274	246,062
Class I	110,648	3,054,697	316,193	7,441,675
Shares issued to shareholders due to reinvestment of distributions:
Class A	31,617	835,956	13,689	337,720
Class C	503	12,590	354	8,350
Class R3(1)	—	—	276	6,867
Class I	122,950	3,271,705	85,687	2,122,462
	432,015	11,676,881	568,464	13,697,057
Shares redeemed:
Class A	(123,888)	(3,398,692)	(225,773)	(5,406,566)
Class C	(1,727)	(45,231)	(39,315)	(874,935)
Class R3(1)	—	—	(27,659)	(617,580)
Class R3 – automatic conversion to Class A Shares	—	—	(17,752)	(511,446)
Class I	(650,046)	(17,868,460)	(1,367,262)	(33,380,351)
	(775,661)	(21,312,383)	(1,677,761)	(40,790,878)
Net increase (decrease)	(343,646)	$ (9,635,502)	(1,109,297)	$(27,093,821)

(1)	Class R3 shares were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 12/31/21		Year Ended 6/30/21
Multi-Cap Value	Shares	Amount	Shares	Amount
Shares sold:
Class A	17,096	$ 708,215	154,916	$ 5,818,601
Class C	1,022	40,227	9,071	343,717
Class I	71,602	2,996,960	188,713	7,380,557
Shares issued to shareholders due to reinvestment of distributions:
Class A	11,124	463,411	28,287	924,684
Class C	375	14,511	927	28,371
Class I	10,494	441,713	26,265	865,450
	111,713	4,665,037	408,179	15,361,380
Shares redeemed:
Class A	(36,655)	(1,520,303)	(208,004)	(7,334,660)
Class C	(5,271)	(202,448)	(39,589)	(1,174,798)
Class I	(76,704)	(3,189,673)	(211,628)	(7,324,511)
	(118,630)	(4,912,424)	(459,221)	(15,833,969)
Net increase (decrease)	(6,917)	$ (247,387)	(51,042)	$ (472,589)

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 12/31/21		Year Ended 6/30/21
Large-Cap Value	Shares	Amount	Shares	Amount
Shares sold:
Class A	231,073	$ 1,086,553	322,659	$ 1,449,170
Class C	739	3,000	8,152	29,397
Class I	63,837	280,088	244,980	1,108,767
Shares issued to shareholders due to reinvestment of distributions:
Class A	227,492	953,191	128,929	534,102
Class C	71,996	228,947	98,694	328,974
Class R3(1)	—	—	3,168	12,889
Class I	512,441	2,162,797	475,865	1,984,532
	1,107,578	4,714,576	1,282,447	5,447,831
Shares redeemed:
Class A	(160,250)	(735,636)	(400,159)	(1,736,597)
Class C	(93,928)	(377,654)	(291,381)	(1,048,353)
Class R3(1)	—	—	(20,859)	(102,627)
Class I	(382,530)	(1,734,805)	(1,360,658)	(5,901,791)
	(636,708)	(2,848,095)	(2,073,057)	(8,789,368)
Net increase (decrease)	470,870	$ 1,866,481	(790,610)	$(3,341,537)

(1)	Class R3 shares were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 12/31/21		Year Ended 6/30/21
Small/Mid-Cap Value	Shares	Amount	Shares	Amount
Shares sold:
Class A	17,889	$ 516,144	24,847	$ 656,651
Class A - automatic conversion of Class R3 Shares	—	—	4,901	159,866
Class C	103	2,800	1,778	41,304
Class R3(1)	—	—	85	1,704
Class R6	98,625	3,201,272	369,861	10,847,937
Class I	45,581	1,475,575	446,815	12,332,211
Shares issued to shareholders due to reinvestment of distributions:
Class A	12,993	369,021	203	5,122
Class C	3,116	73,621	—	—
Class R3(1)	—	—	3	70
Class R6	80,811	2,378,123	2,557	66,454
Class I	90,018	2,627,420	2,541	65,685
	349,136	10,643,976	853,591	24,177,004
Shares redeemed:
Class A	(12,450)	(402,343)	(56,242)	(1,289,387)
Class C	(4,271)	(114,894)	(26,360)	(555,748)
Class R3(1)	—	—	(10,876)	(248,890)
Class R3 – automatic conversion to Class A Shares	—	—	(5,140)	(159,866)
Class R6	(154,050)	(5,030,952)	(216,832)	(5,761,009)
Class I	(202,392)	(6,554,221)	(145,169)	(4,081,875)
	(373,163)	(12,102,410)	(460,619)	(12,096,775)
Net increase (decrease)	(24,027)	$ (1,458,434)	392,972	$ 12,080,229

(1)	Class R3 shares were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 12/31/21		Year Ended 6/30/21
Small-Cap Value Opportunities	Shares	Amount	Shares	Amount
Shares sold:
Class A	25,935	$ 1,342,104	59,621	$ 2,636,709
Class A - automatic conversion of Class R3 Shares	—	—	49,351	2,749,338
Class C	7,073	308,615	12,698	495,727
Class R3(1)	—	—	14,228	652,815
Class R6	15,066	827,913	25,165	1,096,983
Class I	833,361	44,164,936	1,416,183	72,154,508
Shares issued to shareholders due to reinvestment of distributions:
Class A	46,194	2,224,945	2,576	112,232
Class C	17,855	731,173	—	—
Class R3(1)	—	—	145	6,160
Class R6	7,376	375,621	726	33,137
Class I	539,963	27,109,888	32,061	1,446,616
	1,492,823	77,085,195	1,612,754	81,384,225
Shares redeemed:
Class A	(75,552)	(3,987,362)	(350,791)	(14,493,897)
Class C	(39,505)	(1,780,540)	(95,036)	(3,484,220)
Class R3(1)	—	—	(27,258)	(1,148,976)
Class R3 – automatic conversion to Class A Shares	—	—	(50,623)	(2,749,338)
Class R6	(20,375)	(1,145,442)	(96,399)	(4,080,699)
Class I	(823,089)	(43,346,908)	(1,215,868)	(54,483,520)
	(958,521)	(50,260,252)	(1,835,975)	(80,440,650)
Net increase (decrease)	534,302	$ 26,824,943	(223,221)	$ 943,575

(1)	Class R3 shares were converted to Class A shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2021.
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Tax cost of investments	$124,919,852	$80,632,820	$64,478,407	$13,822,505	$31,830,462	$246,260,792
Gross unrealized:
Appreciation	$ 43,417,723	$35,037,654	$20,139,397	$ 5,902,402	$11,128,291	$ 65,695,540
Depreciation	(4,979,989)	(8,380,275)	(2,539,629)	(409,957)	(1,322,293)	(11,636,823)
Net unrealized appreciation (depreciation) of investments	$ 38,437,734	$26,657,379	$17,599,768	$ 5,492,445	$ 9,805,998	$ 54,058,717
Permanent differences, primarily due to federal taxes paid, foreign currency transactions, tax equalization, investments in partnerships, distribution reallocations, real estate investment trust adjustments and investments in passive foreign investment companies, resulted in reclassifications among the Funds’ components of net assets as of June 30, 2021, the Funds’ last tax year end.

Notes to Financial Statements (Unaudited) (continued)
The tax components of undistributed net ordinary income and net long-term capital gains as of June 30, 2021, the Funds' last tax year end, were as follows:
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Undistributed net ordinary income[1,2]	$3,657,328	$4,277,531	$ —	$ 691,049	$ 813,565	$ 136,318
Undistributed net long-term capital gains	—	—	—	2,028,835	3,377,796	19,633,514

[1]	Undistributed net ordinary income (on a tax basis) for Global Equity Income has not been reduced for the dividend declared on June 30, 2021 and paid on July 1, 2021.
[2]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended June 30, 2021 was designated for purposes of the dividends paid deduction as follows:
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Distributions from net ordinary income[2]	$3,747,275	$2,540,326	$1,318,712	$ 942,137	$138,581	$1,675,362
Distributions from net long-term capital gains	—	—	—	2,036,786	—	—
Return of capital	—	—	675,882	—	—	—

[2]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
As of June 30, 2021, the Funds’ last tax year end, the following Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	Global Equity Income[3]	International Value	Multi-Cap Value
Not subject to expiration:
Short-term	$ 4,712,866	$ 7,143,330	$ 479,658
Long-term	240,806,661	200,841,911	6,915,034
Total	$245,519,527	$207,985,241	$7,394,692

[3]	Global Equity Income's capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next seventeen years, at which point the annual limitation will further be reduced to approximately $1.2 million.
During the Funds’ last tax year ended June 30, 2021, the following Funds utilized capital loss carryforwards as follows:
	Global Equity Income	International Value	Multi-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Utilized capital loss carryforwards	$12,237,763	$9,875,889	$7,353,940	$1,012,611	$36,718,021
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. NAM and NWQ are compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Opportunities Value
For the first $125 million	0.5500%	0.5500%	0.5500%	0.5000%	0.6000%	0.6500%
For the next $125 million	0.5375	0.5375	0.5375	0.4875	0.5875	0.6375
For the next $250 million	0.5250	0.5250	0.5250	0.4750	0.5750	0.6250
For the next $500 million	0.5125	0.5125	0.5125	0.4625	0.5625	0.6125
For the next $1 billion	0.5000	0.5000	0.5000	0.4500	0.5500	0.6000
For the next $3 billion	0.4750	0.4750	0.4750	0.4250	0.5250	0.5750
For the next $2.5 billion	0.4500	0.4500	0.4500	0.4000	0.5000	0.5500
For the next $2.5 billion	0.4375	0.4375	0.4375	0.3875	0.4875	0.5375
For net assets over $10 billion	0.4250	0.4250	0.4250	0.3750	0.4750	0.5250
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of December 31, 2021, the complex-level fee for each Fund was 0.1531%.
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual Fund operating expenses for the Class R6 Shares will be less than the expense limitation. The expense limitations that expire may be terminated or modified prior to that date only with the approval of the Board. The expense limitation in effect thereafter may be terminated or modified only with the approval of the shareholders of each Fund.
Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Global Equity Income	0.90%	July 31, 2023	N/A
International Value	0.94	July 31, 2023	N/A
Multi-Cap Value	0.94	July 31, 2023	N/A
Large-Cap Value	0.79	July 31, 2023	1.35%
Small/Mid-Cap Value	1.10	July 31, 2023	1.45
Small-Cap Value Opportunities	0.99	July 31, 2023	1.50
N/A Not Applicable

Notes to Financial Statements (Unaudited) (continued)
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
The Funds receive voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized as Payment from affiliate on the Statement of Operations, and any income due to the Funds as of the end of the reporting period is recognized as “Receivable due from affiliate” on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Sales charges collected	$5,548	$3,801	$5,905	$3,449	$282	$1,402
Paid to financial intermediaries	5,005	3,410	5,309	3,310	245	1,219
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
Commission advances	$1,219	$1,021	$1,672	$2,030	$28	$1,700
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
12b-1 fees retained	$(466)	$599	$1,995	$364	$264	$3,224
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Global Equity Income	International Value	Multi-Cap Value	Large-Cap Value	Small/Mid-Cap Value	Small-Cap Value Opportunities
CDSC retained	$240	$(2)	$ —	$ —	$74	$142
Affiliate Owned Shares
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen as follows:
	Small/Mid-Cap Value	Small-Cap Value Opportunities
Nuveen owned shares	—%*	—%*

*	Rounds to less than 1%.

8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. Each Fund's maximum outstanding balance during the utilization period was as follows:
	International Value	Multi-Cap Value
Maximum outstanding balance	$660,895	$98,775
During the Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
	International Value	Multi-Cap Value
Utilization period (days outstanding)	1	1
Average daily balance outstanding	$660,895	$98,775
Average annual interest rate	1.27%	1.27%
Borrowings outstanding as of the end of the reporting period, if any, are recognized as "Borrowings" on the Statement of Assets and Liabilities, where applicable.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Lipper Global Equity Income Funds Classification Average: Represents the average annualized total returns for all reporting funds in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper International Multi-Cap Value Funds Classification Average: Represents the average annualized total returns for all reporting funds in the Lipper International Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Multi-Cap Value Funds Classification Average: Represents the average annualized total returns for all reporting funds in the Lipper Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Small-Cap Core Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. The Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
MSCI World Value Index (Net): An index designed to measure the performance of large and mid-cap securities exhibiting overall value style characteristics across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE (Europe, Australasia, Far East) Index (Net): An index designed to measure the performance of large and mid-cap securities across 23 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Russell 1000® Value Index: : An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Value Index: An index designed to measure the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Used in this Report (Unaudited) (continued)
Russell 2500® Value Index: An index designed to measure the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2,500 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 3000® Value Index: An index designed to measure the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Equalization: The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Annual Investment Management Agreement Approval Process
(Unaudited)
The Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), is responsible for determining whether to approve the respective Fund’s advisory arrangements, including sub-advisory arrangements. At a meeting held on May 25-27, 2021 (the “May Meeting”) at which it conducted its annual review of the advisory arrangements of the Funds, the Board approved, for each respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) and the sub-advisory agreement (each, an “NWQ Sub-Advisory Agreement”) with NWQ Investment Management Company, LLC (“NWQ”), an affiliate of the Adviser. (A discussion of the Board’s approval at the May Meeting of the Investment Management Agreements and NWQ Sub-Advisory Agreements is included in the Funds’ annual report for the period ended June 30, 2021.) Subsequent to the May Meeting, the Adviser discussed with the Board the proposed transfer of a number of NWQ’s existing mandates to Nuveen Asset Management, LLC (“NAM”), also an affiliate of the Adviser, in connection with certain strategic initiatives to identify opportunities across the Nuveen equities and fixed income platform in seeking to drive greater collaboration and alignment across Nuveen’s investment specialists. In this regard, for each Fund, the Adviser (i) proposed the transfer of such Fund’s NWQ Sub-Advisory Agreement to NAM, effective December 31, 2021 (each, a “Transfer”) and (ii) requested that the Board approve an amended and restated sub-advisory agreement, effective as of December 31, 2021, between the Adviser and NAM (each, a “New Sub-Advisory Agreement”). Accordingly, at a meeting held on August 2-4, 2021 (the “August Meeting”), the Board approved, for each Fund, the respective Transfer and New Sub-Advisory Agreement.
Although the 1940 Act requires that approvals of the Funds’ advisory arrangements be approved by the in-person vote of a majority of the Board Members, the August Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The August Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
In conjunction with their evaluation of the New Sub-Advisory Agreements at the August Meeting, the Board Members had received, in adequate time in advance of the August Meeting and/or at prior meetings, materials that covered, among other things: (a) the nature, extent and quality of services expected to be provided by NAM; (b) the organization of NAM; (c) certain performance-related information (as described below); (d) the proposed sub-advisory fees of NAM and the profitability of Nuveen and its affiliates (including NAM) for their advisory activities; and (e) the soft dollar practices of NAM. At the August Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board.
In connection with its review of the New Sub-Advisory Agreements, the Board was advised by independent legal counsel. In addition, prior to the August Meeting, the Board Members had received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing advisory agreements. The Board’s decision to approve the New Sub-Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to approve the New Sub-Advisory Agreements and its conclusions.
A. Nature, Extent and Quality of Services
As noted above, the Board recognized that Nuveen management had embarked on various strategic initiatives identifying opportunities across the Nuveen equities and fixed income platform, seeking to drive greater collaboration and alignment across Nuveen’s investment specialists, and recommended the Transfers as a result of these efforts. The Board considered the nature, extent and quality of the services expected to be provided to the Funds by NAM under the New Sub-Advisory Agreements, including the portfolio management services. The Board acknowledged that while portfolio management services would be provided by NAM rather than NWQ following the Transfers, no changes were expected to be made to, among other things, the nature and level of sub-advisory services provided to the Funds or the day-to-day management of the Funds. In this regard, the Board was aware that it was expected that the NWQ personnel who provided portfolio management services to the Funds prior to the Transfers would continue to do so as personnel of NAM following the Transfers. Notwithstanding the foregoing, the Board Members recognized that personnel changes may occur as a result of, for example, normal business developments or personal career decisions. Further, as NAM already serves as a sub-adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of NAM’s organization and operations. As the Board Members meet regularly throughout the year to oversee the Nuveen funds, including Nuveen funds sub-advised by NAM, the Board Members also have relied upon their knowledge from their meetings and other interactions with respect to NAM in evaluating the New Sub-Advisory Agreements.

Annual Investment Management Agreement Approval Process (Unaudited) (continued)
Based on their review, the Board Members found that, overall, the nature, extent and quality of services expected to be provided to each Fund under the corresponding New Sub-Advisory Agreement were satisfactory and supported approval of such New Sub-Advisory Agreement.
B. Investment Performance
With respect to each Fund, at the May Meeting and at various other meetings, the Board considered such Fund’s performance over various time periods. In connection with approving the New Sub-Advisory Agreements, the Board recognized that there is no performance record for the Funds with NAM as the sub-adviser. The Board Members, however, were familiar with the performance records of other Nuveen funds sub-advised by NAM. Further, as noted above, the Board was aware that the NWQ personnel providing portfolio management services to the Funds prior to the Transfers were expected to continue to do so as personnel of NAM following the Transfers.
C. Sub-Advisory Fees and Profitability
At the May Meeting, the Board Members considered the Funds’ respective management fees and net expense ratios. In this regard, for each Fund, the Board had considered, among other things, the sub-advisory fee schedule paid to NWQ in light of the sub-advisory services provided to such Fund and any applicable breakpoint schedule, as well as comparative data of the fees NWQ charged to certain other clients. At the August Meeting, the Board considered the proposed sub-advisory fees to be paid to NAM. The Board recognized that, for each Fund, NAM’s sub-advisory fee under the applicable New Sub-Advisory Agreement would be the same as NWQ’s sub-advisory fee under the corresponding NWQ Sub-Advisory Agreement. Further, the Board observed that the appointment of NAM would not change the management fees incurred by the Funds as the Adviser pays the sub-adviser out of the management fee it receives from the Funds and the compensation paid to NAM would be the responsibility of the Adviser, not the Funds. In addition, due to their experience with other Nuveen funds, the Board Members were familiar with NAM’s fee rates for portfolio management services provided to other Nuveen funds. Further, the Board Members had previously considered information regarding fee rates charged to certain other types of clients (which may include retail and institutional managed accounts advised by NAM; hedge funds managed by NAM; investment companies offered outside the Nuveen family and sub-advised by NAM; foreign investment companies offered by Nuveen and sub-advised by NAM; and collective investment trusts sub-advised by NAM). In evaluating the New Sub-Advisory Agreements, based on its review, the Board concluded that, for each Fund, NAM’s sub-advisory fee was reasonable in light of the nature, extent and quality of services expected to be provided to such Fund.
With respect to profitability, at the May Meeting, the Board Members considered the profitability of the various sub-advisers to the Nuveen funds (including NAM) from their relationships with the Nuveen funds. In this regard, the Board Members had reviewed, among other things, NAM’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Board Members had also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for NAM for the calendar year ending December 31, 2020 and the pre- and post-tax revenue margins from 2020 and 2019. Based on their review, the Board Members had noted that NAM’s level of profitability was acceptable and not unreasonable in light of the services provided; this conclusion did not change as a result of the New Sub-Advisory Agreements.
D. Economies of Scale
At the May Meeting, the Board considered whether there had been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale had been appropriately shared with the funds. The Board had recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including, among other things, breakpoints in the management fee schedule. The Board had noted that Nuveen generally has employed these various methods. In this regard, the Board was aware that, subject to certain exceptions, the management fee of the Adviser charged to the Nuveen funds (including each Fund) is generally comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule. The fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. Further, with respect to the New Sub-Advisory Agreements, given that each Fund pays a management fee to the Adviser and that the Adviser in turn would pay NAM, the Board recognized that the sharing of benefits from economies of scale is reflected in fund-level and complex-level breakpoints in the management fees at the Adviser level and the appointment of NAM would not change the management fees paid by the Funds or the sharing of economies of scale reflected in the corresponding advisory fee schedule.
Based on its review, taking into account the New Sub-Advisory Agreements, the Board concluded that the Funds’ fee arrangements would appropriately reflect economies of scale for the benefit of shareholders.
E. Indirect Benefits
At the May Meeting, the Board Members considered any indirect benefits that the various sub-advisers to the Nuveen funds (including NAM and NWQ) or their respective affiliates may receive as a result of their relationship with the Nuveen funds. Additionally, the Board Members have noted that various sub-advisers (including NAM and NWQ) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board has noted, however, that portfolio managers and research analysts of NAM and another affiliated sub-adviser share research obtained through certain commission sharing arrangements and as a result, NAM reimbursed the respective Nuveen funds for approximately 70% of the expenses associated with the research-related component of the soft dollar commissions paid by all equity funds managed by NAM (subject to certain exceptions) (the “NAM Sub-Advised Equity Funds”) in 2020. It was anticipated that NAM would reimburse 100% of the research-related components of the NAM Sub-Advised Equity Funds’ soft dollar expenses in 2021. The Board Members have also noted that when transacting in fixed-income securities, the benefits for a sub-adviser that engages in soft dollar transactions may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, taking into account the New Sub-Advisory Agreements, the Board concluded that any indirect benefits to be received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Approval of the New Sub-Advisory Agreements
The Board Members did not identify any single factor discussed previously as all important or controlling. The Board Members concluded that the terms of the New Sub-Advisory Agreements are fair and reasonable, that NAM’s fees are reasonable in light of the services to be provided to the Funds and that the New Sub-Advisory Agreements should be and were approved.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund's liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund's Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Fund's investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on Illiquid investments.

Notes

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
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Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
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To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
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Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com    MSA-NWQ-1221D2007100-INV-B-02/23

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: March 9, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: March 9, 2022